Financial Statements

PHL Variable Accumulation Account

December 31, 2023

With Report of Independent Registered Public Accounting Firm

PHL Variable Accumulation Account

Financial Statements

December 31, 2023

Contents

Audited Financial Statements

PHL Variable Accumulation Account

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Balanced Hedged Allocation Portfolio	358,397	$3,882,601	$3,092,969	$3,092,969	1,815,475	$1.62	$1.88
Alger Capital Appreciation Portfolio	40,192	1,583,632	3,143,822	3,143,822	346,697	11.47	9.04
AMT Sustainable Equity Portfolio	700,186	18,352,416	23,449,222	23,449,222	15,023,754	1.53	1.59
Calvert VP S&P MidCap 400 Index Portfolio	16,964	1,278,177	2,028,861	2,028,861	572,040	3.17	3.75
DWS Equity 500 Index VIP	715,272	8,722,633	19,290,897	19,290,897	2,158,410	7.94	10.51
DWS Small Cap Index VIP	42,103	555,038	573,857	573,857	193,857	2.74	3.08
Federated Hermes Fund for U.S. Government Securities II	2,481,890	28,615,831	23,205,671	23,205,671	8,911,710	2.25	3.38
Federated Hermes Government Money Fund II	15,761,447	15,761,446	15,761,447	15,761,447	17,316,152	0.84	0.96
Federated Hermes High Income Bond Fund II	591,578	4,496,295	3,348,334	3,348,334	717,203	5.21	6.12
Fidelity® VIP Contrafund® Portfolio	430,109	10,038,357	20,774,249	20,774,249	2,153,472	10.99	11.11
Fidelity® VIP Growth Opportunities Portfolio	814,213	16,913,307	48,421,248	48,421,248	6,357,685	11.71	10.64
Fidelity® VIP Growth Portfolio	125,663	4,412,887	11,606,220	11,606,220	1,325,059	9.28	8.03
Fidelity® VIP Investment Grade Bond Portfolio	1,425,062	17,592,594	15,689,933	15,689,933	11,332,603	1.28	1.50
Franklin Income VIP Fund	685,772	11,522,775	9,737,962	9,737,962	5,120,827	1.89	2.28
Franklin Mutual Shares VIP Fund	849,048	14,029,150	13,015,900	13,015,900	4,802,576	4.87	7.14
FTVIP Franklin DynaTech Fund	68,331	366,424	291,773	291,773	82,819	3.30	3.78
Guggenheim VT Long Short Equity Fund	9,377	93,480	159,129	159,129	80,211	1.78	2.21
Invesco V.I. American Franchise Fund	191,317	7,849,198	11,280,038	11,280,038	3,131,020	3.37	3.75
Invesco V.I. Capital Appreciation Fund	17,866	745,187	797,527	797,527	242,319	3.06	3.60
Invesco V.I. Core Equity Fund	73,863	1,877,589	2,163,433	2,163,433	748,641	2.63	3.09
Invesco V.I. Equity and Income Fund	89,858	1,456,982	1,470,081	1,470,081	597,209	2.24	2.70
Invesco V.I. Global Fund	30,242	1,025,714	1,073,606	1,073,606	411,699	2.39	2.88
Invesco V.I. Main Street Mid Cap Fund®	78,972	966,308	773,139	773,139	275,645	2.57	3.06
Invesco V.I. Main Street Small Cap Fund®	565,916	10,470,959	14,883,579	14,883,579	5,153,702	2.79	3.28
Lazard Retirement US Small Cap Equity Select Portfolio (b)	31,132	765,861	420,282	420,282	145,387	2.61	3.13
Lord Abbett Series Fund Bond Debenture Portfolio	191,263	2,198,281	1,973,832	1,973,832	966,813	1.85	2.25
Lord Abbett Series Fund Growth and Income Portfolio	694,266	18,368,337	25,035,250	25,035,250	9,230,176	2.44	2.92
Lord Abbett Series Fund Mid Cap Stock Portfolio	65,392	1,317,455	1,686,454	1,686,454	687,518	2.21	2.70
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	301,372	2,827,973	4,152,903	4,152,903	1,856,574	2.09	2.36
Morningstar Balanced ETF Asset Allocation Portfolio	1,293,033	12,953,520	13,434,613	13,434,613	7,866,266	1.62	1.82
Morningstar Growth ETF Asset Allocation Portfolio	549,040	5,280,198	6,226,113	6,226,113	3,095,156	1.90	2.14

(b) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Net Assets (continued)

December 31, 2023

SubAccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Morningstar Income and Growth ETF Asset Allocation Portfolio	1,392,635	$14,610,356	$13,717,458	$13,717,458	9,654,068	$1.31	$1.51
Neuberger Berman AMT Mid Cap Growth Portfolio	16,771	397,090	384,383	384,383	207,325	1.78	1.88
PIMCO CommodityReal Return® Strategy Portfolio	1,894,595	36,280,030	10,344,488	10,344,488	14,780,124	0.64	0.75
PIMCO Real Return Portfolio	61,091	764,585	706,825	706,825	484,192	1.32	1.56
PIMCO Total Return Portfolio	255,418	2,675,607	2,344,741	2,344,741	1,581,605	1.34	1.62
Rydex VT Inverse Government Long Bond Strategy Fund	801	297,514	82,707	82,707	313,025	0.24	0.30
Rydex VT Nova Fund	1,244	66,067	199,521	199,521	29,945	5.87	7.31
Templeton Developing Markets VIP Fund	163,627	1,488,740	1,346,651	1,346,651	692,121	1.12	5.58
Templeton Foreign VIP Fund	246,825	3,729,047	3,514,784	3,514,784	1,213,000	3.41	3.76
Templeton Growth VIP Fund	950,064	12,463,116	11,391,264	11,391,264	5,814,424	3.69	5.42
TVST Touchstone Balanced Fund	103,741	1,235,729	1,207,540	1,207,540	486,513	2.24	2.67
TVST Touchstone Bond Fund	1,261,110	12,747,207	11,059,936	11,059,936	8,321,526	1.23	1.43
TVST Touchstone Common Stock Fund	4,230,141	54,690,382	47,842,898	47,842,898	12,981,359	3.41	3.96
TVST Touchstone Small Company Fund	551,124	7,551,236	7,451,202	7,451,202	2,252,276	3.06	3.55
Virtus Duff & Phelps Real Estate Securities Series	1,128,556	26,456,294	21,939,135	21,939,135	5,444,944	10.70	19.44
Virtus KAR Capital Growth Series	965,766	21,039,623	31,223,199	31,223,199	6,984,822	5.96	4.77
Virtus KAR Enhanced Core Equity Series	2,450,499	28,046,601	27,666,129	27,666,129	6,127,369	2.42	5.82
Virtus KAR Small-Cap Growth Series	959,167	15,852,207	24,017,550	24,017,550	1,254,151	17.03	21.38
Virtus KAR Small-Cap Value Series	1,943,678	26,640,060	31,059,975	31,059,975	6,821,317	8.62	12.69
Virtus Newfleet Multi-Sector Intermediate Bond Series	3,656,448	33,848,300	31,116,377	31,116,377	12,153,517	4.17	6.04
Virtus SGA International Growth Series	5,167,676	84,800,486	69,505,236	69,505,236	33,298,942	4.63	4.15
Virtus Strategic Allocation Series	830,621	11,794,250	10,532,271	10,532,271	2,165,650	4.61	6.35
Wanger Acorn	2,023,406	34,843,988	26,971,998	26,971,998	2,770,613	8.08	11.14
Wanger International	1,368,318	32,351,314	27,886,318	27,886,318	7,071,834	7.80	8.57
Wanger Select (a)	-	-	-	-	-	6.73	10.46

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022

	AB VPS Balanced Hedged Allocation Portfolio	Alger Capital Appreciation Portfolio	AMT Sustainable Equity Portfolio
Net assets as of December 31, 2021	$ 4,996,572	$ 4,484,300	$ 31,394,439

Investment income (loss):
Dividend distributions	121,375	-	29,249
Investment Expenses:
Mortality and expense risk and administrative charges	(60,817)	(38,874)	(331,727)

Net investment income (loss)	60,558	(38,874)	(302,478)

Increase (decrease) in net assets from operations:
Capital gain distributions	395,406	233,892	2,233,672
Realized capital gain (loss) on investments	(78,986)	(79,130)	670,046
Change in unrealized appreciation (depreciation)	(1,347,694)	(1,733,206)	(8,569,286)

Net gain (loss) on investments	(1,031,274)	(1,578,444)	(5,665,568)

Net increase (decrease) in net assets from operations	(970,716)	(1,617,318)	(5,968,046)

Contract owner transactions:
Deposits	232	3,270	29,483
Terminations, withdrawals and annuity payments	(622,485)	(275,228)	(2,843,069)
Transfers between subaccounts, net	53,987	593	(863,372)
Maintenance charges and mortality adjustments	(56,425)	(1,383)	(153,061)

Increase (decrease) in net assets from contract transactions	(624,691)	(272,748)	(3,830,019)

Total increase (decrease) in net assets	(1,595,407)	(1,890,066)	(9,798,065)

Net assets as of December 31, 2022	$ 3,401,165	$ 2,594,234	$ 21,596,374

Investment income (loss):
Dividend distributions	27,265	-	16,853
Investment Expenses:
Mortality and expense risk and administrative charges	(46,425)	(36,475)	(297,195)

Net investment income (loss)	(19,160)	(36,475)	(280,342)

Increase (decrease) in net assets from operations:
Capital gain distributions	156,220	-	354,127
Realized capital gain (loss) on investments	(138,212)	46,743	445,026
Change in unrealized appreciation (depreciation)	327,969	1,002,776	4,459,234

Net gain (loss) on investments	345,977	1,049,519	5,258,387

Net increase (decrease) in net assets from operations	326,817	1,013,044	4,978,045

Contract owner transactions:
Deposits	13,798	60	4,749
Terminations, withdrawals and annuity payments	(308,553)	(391,276)	(2,344,775)
Transfers between subaccounts, net	(293,298)	(70,801)	(622,746)
Maintenance charges and mortality adjustments	(46,960)	(1,439)	(162,425)

Increase (decrease) in net assets from contract transactions	(635,013)	(463,456)	(3,125,197)

Total increase (decrease) in net assets	(308,196)	549,588	1,852,848

Net assets as of December 31, 2023	$ 3,092,969	$ 3,143,822	$ 23,449,222

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Calvert VP S&P MidCap 400 Index Portfolio	DWS Equity 500 Index VIP	DWS Small Cap Index VIP
Net assets as of December 31, 2021	$ 2,500,866	$ 23,120,364	$ 428,382

Investment income (loss):
Dividend distributions	19,617	240,287	3,357
Investment Expenses:
Mortality and expense risk and administrative charges	(25,958)	(243,560)	(5,054)

Net investment income (loss)	(6,341)	(3,273)	(1,697)

Increase (decrease) in net assets from operations:
Capital gain distributions	222,036	1,119,538	63,152
Realized capital gain (loss) on investments	28,982	681,303	(3,836)
Change in unrealized appreciation (depreciation)	(704,845)	(6,167,305)	(152,907)

Net gain (loss) on investments	(453,827)	(4,366,464)	(93,591)

Net increase (decrease) in net assets from operations	(460,168)	(4,369,737)	(95,288)

Contract owner transactions:
Deposits	408	14,781	-
Terminations, withdrawals and annuity payments	(145,957)	(1,579,292)	(31,349)
Transfers between subaccounts, net	(100,818)	88,770	184,565
Maintenance charges and mortality adjustments	(1,098)	(33,388)	(435)

Increase (decrease) in net assets from contract transactions	(247,465)	(1,509,129)	152,781

Total increase (decrease) in net assets	(707,633)	(5,878,866)	57,493

Net assets as of December 31, 2022	$ 1,793,233	$ 17,241,498	$ 485,875

Investment income (loss):
Dividend distributions	22,984	256,195	5,640
Investment Expenses:
Mortality and expense risk and administrative charges	(23,315)	(233,105)	(6,014)

Net investment income (loss)	(331)	23,090	(374)

Increase (decrease) in net assets from operations:
Capital gain distributions	77,553	966,691	12,090
Realized capital gain (loss) on investments	10,472	701,936	1,195
Change in unrealized appreciation (depreciation)	172,327	2,351,306	64,497

Net gain (loss) on investments	260,352	4,019,933	77,782

Net increase (decrease) in net assets from operations	260,021	4,043,023	77,408

Contract owner transactions:
Deposits	-	10,813	-
Terminations, withdrawals and annuity payments	(50,730)	(1,791,062)	(3,868)
Transfers between subaccounts, net	27,017	(174,722)	14,820
Maintenance charges and mortality adjustments	(680)	(38,653)	(378)

Increase (decrease) in net assets from contract transactions	(24,393)	(1,993,624)	10,574

Total increase (decrease) in net assets	235,628	2,049,399	87,982

Net assets as of December 31, 2023	$ 2,028,861	$ 19,290,897	$ 573,857

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
Net assets as of December 31, 2021	$ 32,251,266	$ 19,402,387	$ 4,602,978

Investment income (loss):
Dividend distributions	537,515	204,556	220,316
Investment Expenses:
Mortality and expense risk and administrative charges	(350,649)	(241,341)	(51,734)

Net investment income (loss)	186,866	(36,785)	168,582

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(626,658)	-	(157,921)
Change in unrealized appreciation (depreciation)	(3,820,847)	-	(573,861)

Net gain (loss) on investments	(4,447,505)	-	(731,782)

Net increase (decrease) in net assets from operations	(4,260,639)	(36,785)	(563,200)

Contract owner transactions:
Deposits	66,154	165,158	2,541
Terminations, withdrawals and annuity payments	(3,399,201)	(3,420,337)	(481,846)
Transfers between subaccounts, net	276,473	1,190,104	(125,636)
Maintenance charges and mortality adjustments	(102,577)	(79,628)	(9,170)

Increase (decrease) in net assets from contract transactions	(3,159,151)	(2,144,703)	(614,111)

Total increase (decrease) in net assets	(7,419,790)	(2,181,488)	(1,177,311)

Net assets as of December 31, 2022	$ 24,831,476	$ 17,220,899	$ 3,425,667

Investment income (loss):
Dividend distributions	602,343	703,379	199,627
Investment Expenses:
Mortality and expense risk and administrative charges	(294,093)	(210,207)	(45,302)

Net investment income (loss)	308,250	493,172	154,325

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(519,487)	-	(111,109)
Change in unrealized appreciation (depreciation)	877,526	-	311,842

Net gain (loss) on investments	358,039	-	200,733

Net increase (decrease) in net assets from operations	666,289	493,172	355,058

Contract owner transactions:
Deposits	55,100	20,410	16,821
Terminations, withdrawals and annuity payments	(3,208,446)	(2,995,356)	(420,777)
Transfers between subaccounts, net	971,096	1,100,805	(22,650)
Maintenance charges and mortality adjustments	(109,844)	(78,483)	(5,785)

Increase (decrease) in net assets from contract transactions	(2,292,094)	(1,952,624)	(432,391)

Total increase (decrease) in net assets	(1,625,805)	(1,459,452)	(77,333)

Net assets as of December 31, 2023	$ 23,205,671	$ 15,761,447	$ 3,348,334

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Growth Portfolio
Net assets as of December 31, 2021	$ 27,766,702	$ 62,241,084	$ 14,591,626

Investment income (loss):
Dividend distributions	81,938	-	59,254
Investment Expenses:
Mortality and expense risk and administrative charges	(272,202)	(589,392)	(148,233)

Net investment income (loss)	(190,264)	(589,392)	(88,979)

Increase (decrease) in net assets from operations:
Capital gain distributions	993,853	8,679,672	871,785
Realized capital gain (loss) on investments	227,180	(113,214)	(77,186)
Change in unrealized appreciation (depreciation)	(8,390,214)	(32,092,421)	(4,367,003)

Net gain (loss) on investments	(7,169,181)	(23,525,963)	(3,572,404)

Net increase (decrease) in net assets from operations	(7,359,445)	(24,115,355)	(3,661,383)

Contract owner transactions:
Deposits	65,691	67,869	39,032
Terminations, withdrawals and annuity payments	(1,917,097)	(5,287,734)	(782,260)
Transfers between subaccounts, net	(252,268)	5,723,804	(40,738)
Maintenance charges and mortality adjustments	(23,333)	(244,345)	(32,804)

Increase (decrease) in net assets from contract transactions	(2,127,007)	259,594	(816,770)

Total increase (decrease) in net assets	(9,486,452)	(23,855,761)	(4,478,153)

Net assets as of December 31, 2022	$ 18,280,250	$ 38,385,323	$ 10,113,473

Investment income (loss):
Dividend distributions	75,333	-	3,931
Investment Expenses:
Mortality and expense risk and administrative charges	(254,006)	(586,375)	(141,356)

Net investment income (loss)	(178,673)	(586,375)	(137,425)

Increase (decrease) in net assets from operations:
Capital gain distributions	694,048	-	496,950
Realized capital gain (loss) on investments	776,263	50,482	236,760
Change in unrealized appreciation (depreciation)	4,104,186	16,585,386	2,630,553

Net gain (loss) on investments	5,574,497	16,635,868	3,364,263

Net increase (decrease) in net assets from operations	5,395,824	16,049,493	3,226,838

Contract owner transactions:
Deposits	34,228	138,718	39,002
Terminations, withdrawals and annuity payments	(2,653,757)	(4,623,776)	(1,608,402)
Transfers between subaccounts, net	(267,002)	(1,267,197)	(106,358)
Maintenance charges and mortality adjustments	(15,294)	(261,313)	(58,333)

Increase (decrease) in net assets from contract transactions	(2,901,825)	(6,013,568)	(1,734,091)

Total increase (decrease) in net assets	2,493,999	10,035,925	1,492,747

Net assets as of December 31, 2023	$ 20,774,249	$ 48,421,248	$ 11,606,220

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Investment Grade Bond Portfolio	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2021	$ 21,337,464	$ 14,291,954	$ 18,015,413

Investment income (loss):
Dividend distributions	390,831	592,704	282,600
Investment Expenses:
Mortality and expense risk and administrative charges	(244,346)	(174,584)	(216,152)

Net investment income (loss)	146,485	418,120	66,448

Increase (decrease) in net assets from operations:
Capital gain distributions	1,012,092	240,582	1,706,653
Realized capital gain (loss) on investments	(327,376)	(143,695)	106,694
Change in unrealized appreciation (depreciation)	(3,787,277)	(1,422,770)	(3,408,596)

Net gain (loss) on investments	(3,102,561)	(1,325,883)	(1,595,249)

Net increase (decrease) in net assets from operations	(2,956,076)	(907,763)	(1,528,801)

Contract owner transactions:
Deposits	32,895	16,930	20,917
Terminations, withdrawals and annuity payments	(2,042,587)	(2,096,356)	(2,367,023)
Transfers between subaccounts, net	167,820	(440,056)	(119,232)
Maintenance charges and mortality adjustments	(132,160)	(107,522)	(102,615)

Increase (decrease) in net assets from contract transactions	(1,974,032)	(2,627,004)	(2,567,953)

Total increase (decrease) in net assets	(4,930,108)	(3,534,767)	(4,096,754)

Net assets as of December 31, 2022	$ 16,407,356	$ 10,757,187	$ 13,918,659

Investment income (loss):
Dividend distributions	392,253	514,957	243,327
Investment Expenses:
Mortality and expense risk and administrative charges	(207,357)	(143,041)	(184,096)

Net investment income (loss)	184,896	371,916	59,231

Increase (decrease) in net assets from operations:
Capital gain distributions	-	624,292	1,119,961
Realized capital gain (loss) on investments	(253,518)	(211,498)	116,218
Change in unrealized appreciation (depreciation)	803,219	(120,972)	192,284

Net gain (loss) on investments	549,701	291,822	1,428,463

Net increase (decrease) in net assets from operations	734,597	663,738	1,487,694

Contract owner transactions:
Deposits	4,916	1,020	3,588
Terminations, withdrawals and annuity payments	(1,747,420)	(1,649,407)	(2,067,864)
Transfers between subaccounts, net	425,205	83,282	(208,838)
Maintenance charges and mortality adjustments	(134,721)	(117,858)	(117,339)

Increase (decrease) in net assets from contract transactions	(1,452,020)	(1,682,963)	(2,390,453)

Total increase (decrease) in net assets	(717,423)	(1,019,225)	(902,759)

Net assets as of December 31, 2023	$ 15,689,933	$ 9,737,962	$ 13,015,900

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	FTVIP Franklin DynaTech Fund	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund
Net assets as of December 31, 2021	$ 373,790	$ 200,325	$ 14,697,358

Investment income (loss):
Dividend distributions	-	711	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,343)	(2,240)	(142,154)

Net investment income (loss)	(3,343)	(1,529)	(142,154)

Increase (decrease) in net assets from operations:
Capital gain distributions	126,713	-	3,002,262
Realized capital gain (loss) on investments	2,611	10,321	(103,477)
Change in unrealized appreciation (depreciation)	(272,620)	(38,127)	(7,418,653)

Net gain (loss) on investments	(143,296)	(27,806)	(4,519,868)

Net increase (decrease) in net assets from operations	(146,639)	(29,335)	(4,662,022)

Contract owner transactions:
Deposits	2,292	349	14,613
Terminations, withdrawals and annuity payments	(16,690)	(27,879)	(917,231)
Transfers between subaccounts, net	(11,071)	744	711,001
Maintenance charges and mortality adjustments	(459)	(305)	(31,976)

Increase (decrease) in net assets from contract transactions	(25,928)	(27,091)	(223,593)

Total increase (decrease) in net assets	(172,567)	(56,426)	(4,885,615)

Net assets as of December 31, 2022	$ 201,223	$ 143,899	$ 9,811,743

Investment income (loss):
Dividend distributions	-	404	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,252)	(2,175)	(135,726)

Net investment income (loss)	(3,252)	(1,771)	(135,726)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	228,702
Realized capital gain (loss) on investments	4,515	956	361,611
Change in unrealized appreciation (depreciation)	81,985	16,849	3,122,469

Net gain (loss) on investments	86,500	17,805	3,712,782

Net increase (decrease) in net assets from operations	83,248	16,034	3,577,056

Contract owner transactions:
Deposits	1,600	362	34,505
Terminations, withdrawals and annuity payments	(18,185)	(854)	(1,516,354)
Transfers between subaccounts, net	24,113	(62)	(574,180)
Maintenance charges and mortality adjustments	(226)	(250)	(52,732)

Increase (decrease) in net assets from contract transactions	7,302	(804)	(2,108,761)

Total increase (decrease) in net assets	90,550	15,230	1,468,295

Net assets as of December 31, 2023	$ 291,773	$ 159,129	$ 11,280,038

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Equity and Income Fund
Net assets as of December 31, 2021	$ 982,661	$ 2,779,784	$ 1,611,600

Investment income (loss):
Dividend distributions	-	20,396	20,876
Investment Expenses:
Mortality and expense risk and administrative charges	(9,689)	(28,524)	(20,541)

Net investment income (loss)	(9,689)	(8,128)	335

Increase (decrease) in net assets from operations:
Capital gain distributions	251,954	346,624	192,629
Realized capital gain (loss) on investments	(8,583)	32,178	4,152
Change in unrealized appreciation (depreciation)	(541,607)	(953,275)	(342,386)

Net gain (loss) on investments	(298,236)	(574,473)	(145,605)

Net increase (decrease) in net assets from operations	(307,925)	(582,601)	(145,270)

Contract owner transactions:
Deposits	-	71,624	38
Terminations, withdrawals and annuity payments	(57,521)	(181,470)	(77,269)
Transfers between subaccounts, net	(5,253)	(58,416)	129,188
Maintenance charges and mortality adjustments	(516)	(7,295)	(3,923)

Increase (decrease) in net assets from contract transactions	(63,290)	(175,557)	48,034

Total increase (decrease) in net assets	(371,215)	(758,158)	(97,236)

Net assets as of December 31, 2022	$ 611,446	$ 2,021,626	$ 1,514,364

Investment income (loss):
Dividend distributions	-	15,185	24,936
Investment Expenses:
Mortality and expense risk and administrative charges	(9,448)	(26,952)	(19,882)

Net investment income (loss)	(9,448)	(11,767)	5,054

Increase (decrease) in net assets from operations:
Capital gain distributions	-	49,003	75,706
Realized capital gain (loss) on investments	5,797	37,980	333
Change in unrealized appreciation (depreciation)	206,284	341,203	41,593

Net gain (loss) on investments	212,081	428,186	117,632

Net increase (decrease) in net assets from operations	202,633	416,419	122,686

Contract owner transactions:
Deposits	-	73,797	-
Terminations, withdrawals and annuity payments	(43,734)	(258,689)	(280,950)
Transfers between subaccounts, net	27,629	(61,697)	115,662
Maintenance charges and mortality adjustments	(447)	(28,023)	(1,681)

Increase (decrease) in net assets from contract transactions	(16,552)	(274,612)	(166,969)

Total increase (decrease) in net assets	186,081	141,807	(44,283)

Net assets as of December 31, 2023	$ 797,527	$ 2,163,433	$ 1,470,081

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. Global Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2021	$ 1,450,798	$ 986,237	$ 19,780,425

Investment income (loss):
Dividend distributions	-	2,693	39,674
Investment Expenses:
Mortality and expense risk and administrative charges	(13,568)	(10,824)	(214,866)

Net investment income (loss)	(13,568)	(8,131)	(175,192)

Increase (decrease) in net assets from operations:
Capital gain distributions	171,827	160,900	1,858,940
Realized capital gain (loss) on investments	26,212	(4,146)	359,893
Change in unrealized appreciation (depreciation)	(632,519)	(296,842)	(5,352,747)

Net gain (loss) on investments	(434,480)	(140,088)	(3,133,914)

Net increase (decrease) in net assets from operations	(448,048)	(148,219)	(3,309,106)

Contract owner transactions:
Deposits	(403)	129	20,121
Terminations, withdrawals and annuity payments	(45,171)	(99,740)	(1,765,672)
Transfers between subaccounts, net	(80,062)	(4,472)	(194,288)
Maintenance charges and mortality adjustments	(2,263)	(5,463)	(103,717)

Increase (decrease) in net assets from contract transactions	(127,899)	(109,546)	(2,043,556)

Total increase (decrease) in net assets	(575,947)	(257,765)	(5,352,662)

Net assets as of December 31, 2022	$ 874,851	$ 728,472	$ 14,427,763

Investment income (loss):
Dividend distributions	-	2,154	130,249
Investment Expenses:
Mortality and expense risk and administrative charges	(13,586)	(10,101)	(187,666)

Net investment income (loss)	(13,586)	(7,947)	(57,417)

Increase (decrease) in net assets from operations:
Capital gain distributions	115,746	-	-
Realized capital gain (loss) on investments	11,229	5,205	164,277
Change in unrealized appreciation (depreciation)	169,008	94,386	2,047,067

Net gain (loss) on investments	295,983	99,591	2,211,344

Net increase (decrease) in net assets from operations	282,397	91,644	2,153,927

Contract owner transactions:
Deposits	1,425	-	3,487
Terminations, withdrawals and annuity payments	(101,375)	(33,258)	(1,506,374)
Transfers between subaccounts, net	17,571	(12,930)	(93,295)
Maintenance charges and mortality adjustments	(1,263)	(789)	(101,929)

Increase (decrease) in net assets from contract transactions	(83,642)	(46,977)	(1,698,111)

Total increase (decrease) in net assets	198,755	44,667	455,816

Net assets as of December 31, 2023	$ 1,073,606	$ 773,139	$ 14,883,579

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Lazard Retirement US Small Cap Equity Select Portfolio (b)	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Growth and Income Portfolio
Net assets as of December 31, 2021	$ 491,129	$ 3,146,681	$ 33,884,275

Investment income (loss):
Dividend distributions	-	103,416	344,462
Investment Expenses:
Mortality and expense risk and administrative charges	(5,639)	(35,119)	(356,128)

Net investment income (loss)	(5,639)	68,297	(11,666)

Increase (decrease) in net assets from operations:
Capital gain distributions	112,470	6,636	2,105,754
Realized capital gain (loss) on investments	(296)	(34,529)	305,341
Change in unrealized appreciation (depreciation)	(188,343)	(456,647)	(5,874,922)

Net gain (loss) on investments	(76,169)	(484,540)	(3,463,827)

Net increase (decrease) in net assets from operations	(81,808)	(416,243)	(3,475,493)

Contract owner transactions:
Deposits	9,780	113	71,103
Terminations, withdrawals and annuity payments	(19,657)	(315,881)	(2,956,862)
Transfers between subaccounts, net	1,565	(215,092)	(1,933,378)
Maintenance charges and mortality adjustments	215	(2,451)	(98,457)

Increase (decrease) in net assets from contract transactions	(8,097)	(533,311)	(4,917,594)

Total increase (decrease) in net assets	(89,905)	(949,554)	(8,393,087)

Net assets as of December 31, 2022	$ 401,224	$ 2,197,127	$ 25,491,188

Investment income (loss):
Dividend distributions	-	99,165	225,721
Investment Expenses:
Mortality and expense risk and administrative charges	(5,244)	(29,705)	(310,903)

Net investment income (loss)	(5,244)	69,460	(85,182)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	491,482
Realized capital gain (loss) on investments	(1,016)	(43,301)	344,559
Change in unrealized appreciation (depreciation)	39,806	66,175	1,989,317

Net gain (loss) on investments	38,790	22,874	2,825,358

Net increase (decrease) in net assets from operations	33,546	92,334	2,740,176

Contract owner transactions:
Deposits	-	38	61,104
Terminations, withdrawals and annuity payments	(20,671)	(389,287)	(3,178,428)
Transfers between subaccounts, net	6,613	75,617	40,517
Maintenance charges and mortality adjustments	(430)	(1,997)	(119,307)

Increase (decrease) in net assets from contract transactions	(14,488)	(315,629)	(3,196,114)

Total increase (decrease) in net assets	19,058	(223,295)	(455,938)

Net assets as of December 31, 2023	$ 420,282	$ 1,973,832	$ 25,035,250

(b) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Lord Abbett Series Fund Mid Cap Stock Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$ 2,347,979	$ 5,625,404	$ 18,726,090

Investment income (loss):
Dividend distributions	14,671	66,336	257,328
Investment Expenses:
Mortality and expense risk and administrative charges	(25,787)	(61,302)	(217,686)

Net investment income (loss)	(11,116)	5,034	39,642

Increase (decrease) in net assets from operations:
Capital gain distributions	112,342	156,646	700,722
Realized capital gain (loss) on investments	15,807	142,898	38,677
Change in unrealized appreciation (depreciation)	(400,471)	(1,095,452)	(3,302,377)

Net gain (loss) on investments	(272,322)	(795,908)	(2,562,978)

Net increase (decrease) in net assets from operations	(283,438)	(790,874)	(2,523,336)

Contract owner transactions:
Deposits	895	13,042	65,211
Terminations, withdrawals and annuity payments	(280,250)	(505,527)	(1,941,196)
Transfers between subaccounts, net	(49,977)	(86,393)	259,426
Maintenance charges and mortality adjustments	(3,562)	(15,969)	(109,852)

Increase (decrease) in net assets from contract transactions	(332,894)	(594,847)	(1,726,411)

Total increase (decrease) in net assets	(616,332)	(1,385,721)	(4,249,747)

Net assets as of December 31, 2022	$ 1,731,647	$ 4,239,683	$ 14,476,343

Investment income (loss):
Dividend distributions	7,701	64,513	256,928
Investment Expenses:
Mortality and expense risk and administrative charges	(22,296)	(53,602)	(192,195)

Net investment income (loss)	(14,595)	10,911	64,733

Increase (decrease) in net assets from operations:
Capital gain distributions	47,774	80,477	299,055
Realized capital gain (loss) on investments	39,893	184,211	1,603
Change in unrealized appreciation (depreciation)	148,181	312,722	1,086,762

Net gain (loss) on investments	235,848	577,410	1,387,420

Net increase (decrease) in net assets from operations	221,253	588,321	1,452,153

Contract owner transactions:
Deposits	570	8,491	31,359
Terminations, withdrawals and annuity payments	(262,315)	(607,957)	(1,984,526)
Transfers between subaccounts, net	(2,432)	(59,790)	(337,506)
Maintenance charges and mortality adjustments	(2,269)	(15,845)	(203,210)

Increase (decrease) in net assets from contract transactions	(266,446)	(675,101)	(2,493,883)

Total increase (decrease) in net assets	(45,193)	(86,780)	(1,041,730)

Net assets as of December 31, 2023	$ 1,686,454	$ 4,152,903	$ 13,434,613

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Mid Cap Growth Portfolio
Net assets as of December 31, 2021	$ 8,504,678	$ 18,841,810	$ 732,748

Investment income (loss):
Dividend distributions	105,090	270,013	-
Investment Expenses:
Mortality and expense risk and administrative charges	(94,842)	(221,990)	(6,774)

Net investment income (loss)	10,248	48,023	(6,774)

Increase (decrease) in net assets from operations:
Capital gain distributions	263,953	677,412	98,549
Realized capital gain (loss) on investments	60,927	(146,036)	(5,859)
Change in unrealized appreciation (depreciation)	(1,532,169)	(3,094,095)	(286,156)

Net gain (loss) on investments	(1,207,289)	(2,562,719)	(193,466)

Net increase (decrease) in net assets from operations	(1,197,041)	(2,514,696)	(200,240)

Contract owner transactions:
Deposits	7,025	938	1,111
Terminations, withdrawals and annuity payments	(1,015,553)	(1,798,443)	(93,961)
Transfers between subaccounts, net	40,206	84,838	(60,543)
Maintenance charges and mortality adjustments	(41,573)	(138,645)	3,164

Increase (decrease) in net assets from contract transactions	(1,009,895)	(1,851,312)	(150,229)

Total increase (decrease) in net assets	(2,206,936)	(4,366,008)	(350,469)

Net assets as of December 31, 2022	$ 6,297,742	$ 14,475,802	$ 382,279

Investment income (loss):
Dividend distributions	106,883	281,659	-
Investment Expenses:
Mortality and expense risk and administrative charges	(82,823)	(187,378)	(5,284)

Net investment income (loss)	24,060	94,281	(5,284)

Increase (decrease) in net assets from operations:
Capital gain distributions	138,368	130,988	-
Realized capital gain (loss) on investments	42,161	(131,652)	2,545
Change in unrealized appreciation (depreciation)	565,038	1,113,712	60,872

Net gain (loss) on investments	745,567	1,113,048	63,417

Net increase (decrease) in net assets from operations	769,627	1,207,329	58,133

Contract owner transactions:
Deposits	-	300	-
Terminations, withdrawals and annuity payments	(537,994)	(1,981,787)	(90,191)
Transfers between subaccounts, net	(254,735)	162,561	34,073
Maintenance charges and mortality adjustments	(48,527)	(146,747)	89

Increase (decrease) in net assets from contract transactions	(841,256)	(1,965,673)	(56,029)

Total increase (decrease) in net assets	(71,629)	(758,344)	2,104

Net assets as of December 31, 2023	$ 6,226,113	$ 13,717,458	$ 384,383

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	PIMCO CommodityReal Return® Strategy Portfolio	PIMCO Real Return Portfolio	PIMCO Total Return Portfolio
Net assets as of December 31, 2021	$ 16,214,114	$ 1,312,934	$ 3,962,933

Investment income (loss):
Dividend distributions	3,287,427	79,932	78,909
Investment Expenses:
Mortality and expense risk and administrative charges	(204,990)	(14,909)	(42,277)

Net investment income (loss)	3,082,437	65,023	36,632

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,947,407)	(5,365)	(76,474)
Change in unrealized appreciation (depreciation)	2,643,868	(226,900)	(543,574)

Net gain (loss) on investments	(1,303,539)	(232,265)	(620,048)

Net increase (decrease) in net assets from operations	1,778,898	(167,242)	(583,416)

Contract owner transactions:
Deposits	16,206	45	1,338
Terminations, withdrawals and annuity payments	(1,594,890)	(57,648)	(286,638)
Transfers between subaccounts, net	(4,947,926)	(38,105)	(494,541)
Maintenance charges and mortality adjustments	(98,804)	(942)	(2,661)

Increase (decrease) in net assets from contract transactions	(6,625,414)	(96,650)	(782,502)

Total increase (decrease) in net assets	(4,846,516)	(263,892)	(1,365,918)

Net assets as of December 31, 2022	$ 11,367,598	$ 1,049,042	$ 2,597,015

Investment income (loss):
Dividend distributions	1,614,321	24,169	82,418
Investment Expenses:
Mortality and expense risk and administrative charges	(138,320)	(10,351)	(32,281)

Net investment income (loss)	1,476,001	13,818	50,137

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(731,004)	(34,142)	(59,309)
Change in unrealized appreciation (depreciation)	(1,757,865)	42,054	110,362

Net gain (loss) on investments	(2,488,869)	7,912	51,053

Net increase (decrease) in net assets from operations	(1,012,868)	21,730	101,190

Contract owner transactions:
Deposits	2,593	-	13,234
Terminations, withdrawals and annuity payments	(1,138,719)	(65,302)	(251,003)
Transfers between subaccounts, net	1,208,806	(298,058)	(114,360)
Maintenance charges and mortality adjustments	(82,922)	(587)	(1,335)

Increase (decrease) in net assets from contract transactions	(10,242)	(363,947)	(353,464)

Total increase (decrease) in net assets	(1,023,110)	(342,217)	(252,274)

Net assets as of December 31, 2023	$ 10,344,488	$ 706,825	$ 2,344,741

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2021	$ 99,149	$ 222,017	$ 1,791,733

Investment income (loss):
Dividend distributions	-	745	36,856
Investment Expenses:
Mortality and expense risk and administrative charges	(1,602)	(2,276)	(18,292)

Net investment income (loss)	(1,602)	(1,531)	18,564

Increase (decrease) in net assets from operations:
Capital gain distributions	-	21,121	106,499
Realized capital gain (loss) on investments	(7,535)	1,543	(5,064)
Change in unrealized appreciation (depreciation)	50,394	(89,007)	(524,950)

Net gain (loss) on investments	42,859	(66,343)	(423,515)

Net increase (decrease) in net assets from operations	41,257	(67,874)	(404,951)

Contract owner transactions:
Deposits	-	-	1,083
Terminations, withdrawals and annuity payments	(1,460)	(1,077)	(96,365)
Transfers between subaccounts, net	(33,237)	(10,116)	15,700
Maintenance charges and mortality adjustments	(222)	(195)	(1,841)

Increase (decrease) in net assets from contract transactions	(34,919)	(11,388)	(81,423)

Total increase (decrease) in net assets	6,338	(79,262)	(486,374)

Net assets as of December 31, 2022	$ 105,487	$ 142,755	$ 1,305,359

Investment income (loss):
Dividend distributions	-	-	27,489
Investment Expenses:
Mortality and expense risk and administrative charges	(1,499)	(2,183)	(17,108)

Net investment income (loss)	(1,499)	(2,183)	10,381

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	997
Realized capital gain (loss) on investments	(67,753)	752	(22,316)
Change in unrealized appreciation (depreciation)	72,426	49,264	150,226

Net gain (loss) on investments	4,673	50,016	128,907

Net increase (decrease) in net assets from operations	3,174	47,833	139,288

Contract owner transactions:
Deposits	-	-	909
Terminations, withdrawals and annuity payments	(1,083)	(514)	(68,844)
Transfers between subaccounts, net	(24,689)	9,598	(29,072)
Maintenance charges and mortality adjustments	(182)	(151)	(989)

Increase (decrease) in net assets from contract transactions	(25,954)	8,933	(97,996)

Total increase (decrease) in net assets	(22,780)	56,766	41,292

Net assets as of December 31, 2023	$ 82,707	$ 199,521	$ 1,346,651

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	TVST Touchstone Balanced Fund
Net assets as of December 31, 2021	$ 4,409,552	$ 15,973,008	$ 1,363,825

Investment income (loss):
Dividend distributions	118,618	21,346	5,418
Investment Expenses:
Mortality and expense risk and administrative charges	(49,316)	(190,617)	(16,712)

Net investment income (loss)	69,302	(169,271)	(11,294)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	260,309
Realized capital gain (loss) on investments	(72,100)	(648,267)	8,764
Change in unrealized appreciation (depreciation)	(400,944)	(1,199,775)	(500,027)

Net gain (loss) on investments	(473,044)	(1,848,042)	(230,954)

Net increase (decrease) in net assets from operations	(403,742)	(2,017,313)	(242,248)

Contract owner transactions:
Deposits	8,687	36,528	1,076
Terminations, withdrawals and annuity payments	(438,252)	(2,398,503)	(140,500)
Transfers between subaccounts, net	(33,651)	442,983	47,467
Maintenance charges and mortality adjustments	(5,834)	(100,706)	(829)

Increase (decrease) in net assets from contract transactions	(469,050)	(2,019,698)	(92,786)

Total increase (decrease) in net assets	(872,792)	(4,037,011)	(335,034)

Net assets as of December 31, 2022	$ 3,536,760	$ 11,935,997	$ 1,028,791

Investment income (loss):
Dividend distributions	116,254	377,611	15,275
Investment Expenses:
Mortality and expense risk and administrative charges	(46,437)	(161,958)	(14,699)

Net investment income (loss)	69,817	215,653	576

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(43,940)	(404,157)	(30,685)
Change in unrealized appreciation (depreciation)	601,455	2,259,249	198,387

Net gain (loss) on investments	557,515	1,855,092	167,702

Net increase (decrease) in net assets from operations	627,332	2,070,745	168,278

Contract owner transactions:
Deposits	17,502	6,917	-
Terminations, withdrawals and annuity payments	(531,726)	(1,798,204)	(149,921)
Transfers between subaccounts, net	(122,062)	(698,376)	160,886
Maintenance charges and mortality adjustments	(13,022)	(125,815)	(494)

Increase (decrease) in net assets from contract transactions	(649,308)	(2,615,478)	10,471

Total increase (decrease) in net assets	(21,976)	(544,733)	178,749

Net assets as of December 31, 2023	$ 3,514,784	$ 11,391,264	$ 1,207,540

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Net assets as of December 31, 2021	$ 15,193,369	$ 65,174,465	$ 10,300,501

Investment income (loss):
Dividend distributions	256,700	199,305	2,628
Investment Expenses:
Mortality and expense risk and administrative charges	(177,029)	(697,782)	(112,274)

Net investment income (loss)	79,671	(498,477)	(109,646)

Increase (decrease) in net assets from operations:
Capital gain distributions	97,404	6,504,108	2,185,557
Realized capital gain (loss) on investments	(208,945)	2,176,638	213,586
Change in unrealized appreciation (depreciation)	(2,233,608)	(19,825,990)	(3,881,570)

Net gain (loss) on investments	(2,345,149)	(11,145,244)	(1,482,427)

Net increase (decrease) in net assets from operations	(2,265,478)	(11,643,721)	(1,592,073)

Contract owner transactions:
Deposits	19,254	67,563	8,804
Terminations, withdrawals and annuity payments	(1,247,819)	(5,189,578)	(794,309)
Transfers between subaccounts, net	112,506	(2,975,548)	(439,064)
Maintenance charges and mortality adjustments	(106,823)	(392,628)	(54,731)

Increase (decrease) in net assets from contract transactions	(1,222,882)	(8,490,191)	(1,279,300)

Total increase (decrease) in net assets	(3,488,360)	(20,133,912)	(2,871,373)

Net assets as of December 31, 2022	$ 11,705,009	$ 45,040,553	$ 7,429,128

Investment income (loss):
Dividend distributions	501,331	193,358	15,454
Investment Expenses:
Mortality and expense risk and administrative charges	(148,469)	(632,099)	(96,556)

Net investment income (loss)	352,862	(438,741)	(81,102)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,922,187	31,832
Realized capital gain (loss) on investments	(169,235)	770,070	17,934
Change in unrealized appreciation (depreciation)	331,443	7,199,791	1,041,449

Net gain (loss) on investments	162,208	10,892,048	1,091,215

Net increase (decrease) in net assets from operations	515,070	10,453,307	1,010,113

Contract owner transactions:
Deposits	2,861	8,866	1,292
Terminations, withdrawals and annuity payments	(1,383,720)	(5,311,145)	(845,801)
Transfers between subaccounts, net	332,763	(1,953,504)	(89,842)
Maintenance charges and mortality adjustments	(112,047)	(395,179)	(53,688)

Increase (decrease) in net assets from contract transactions	(1,160,143)	(7,650,962)	(988,039)

Total increase (decrease) in net assets	(645,073)	2,802,345	22,074

Net assets as of December 31, 2023	$ 11,059,936	$ 47,842,898	$ 7,451,202

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Capital Growth Series	Virtus KAR Enhanced Core Equity Series
Net assets as of December 31, 2021	$ 34,075,994	$ 44,995,935	$ 36,751,846

Investment income (loss):
Dividend distributions	233,563	-	785,495
Investment Expenses:
Mortality and expense risk and administrative charges	(333,109)	(399,791)	(454,741)

Net investment income (loss)	(99,546)	(399,791)	330,754

Increase (decrease) in net assets from operations:
Capital gain distributions	571,844	5,054,547	1,318,815
Realized capital gain (loss) on investments	(71,841)	(661,321)	173,291
Change in unrealized appreciation (depreciation)	(8,868,236)	(20,257,960)	(4,131,162)

Net gain (loss) on investments	(8,368,233)	(15,864,734)	(2,639,056)

Net increase (decrease) in net assets from operations	(8,467,779)	(16,264,525)	(2,308,302)

Contract owner transactions:
Deposits	43,128	27,097	57,764
Terminations, withdrawals and annuity payments	(2,697,573)	(2,436,757)	(3,330,408)
Transfers between subaccounts, net	(2,113,107)	(102,714)	(581,552)
Maintenance charges and mortality adjustments	(122,209)	(29,616)	(234,458)

Increase (decrease) in net assets from contract transactions	(4,889,761)	(2,541,990)	(4,088,654)

Total increase (decrease) in net assets	(13,357,540)	(18,806,515)	(6,396,956)

Net assets as of December 31, 2022	$ 20,718,454	$ 26,189,420	$ 30,354,890

Investment income (loss):
Dividend distributions	448,699	-	834,531
Investment Expenses:
Mortality and expense risk and administrative charges	(272,322)	(372,653)	(384,371)

Net investment income (loss)	176,377	(372,653)	450,160

Increase (decrease) in net assets from operations:
Capital gain distributions	215,102	1,981,891	255,610
Realized capital gain (loss) on investments	(59,572)	340,409	(64,460)
Change in unrealized appreciation (depreciation)	1,626,803	6,254,961	(675,818)

Net gain (loss) on investments	1,782,333	8,577,261	(484,668)

Net increase (decrease) in net assets from operations	1,958,710	8,204,608	(34,508)

Contract owner transactions:
Deposits	58,867	84,204	149,918
Terminations, withdrawals and annuity payments	(1,972,710)	(2,626,809)	(3,156,868)
Transfers between subaccounts, net	1,286,040	(589,622)	297,042
Maintenance charges and mortality adjustments	(110,226)	(38,602)	55,655

Increase (decrease) in net assets from contract transactions	(738,029)	(3,170,829)	(2,654,253)

Total increase (decrease) in net assets	1,220,681	5,033,779	(2,688,761)

Net assets as of December 31, 2023	$ 21,939,135	$ 31,223,199	$ 27,666,129

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus KAR Small- Cap Growth Series	Virtus KAR Small- Cap Value Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2021	$ 35,984,482	$ 41,997,589	$ 43,588,322

Investment income (loss):
Dividend distributions	-	65,404	1,178,512
Investment Expenses:
Mortality and expense risk and administrative charges	(335,674)	(428,789)	(493,633)

Net investment income (loss)	(335,674)	(363,385)	684,879

Increase (decrease) in net assets from operations:
Capital gain distributions	2,715,025	2,174,950	-
Realized capital gain (loss) on investments	(419,164)	(311,547)	(485,228)
Change in unrealized appreciation (depreciation)	(12,876,907)	(11,841,879)	(4,710,978)

Net gain (loss) on investments	(10,581,046)	(9,978,476)	(5,196,206)

Net increase (decrease) in net assets from operations	(10,916,720)	(10,341,861)	(4,511,327)

Contract owner transactions:
Deposits	45,333	46,714	56,011
Terminations, withdrawals and annuity payments	(1,716,861)	(3,372,583)	(4,734,192)
Transfers between subaccounts, net	(639,621)	812,992	(1,093,983)
Maintenance charges and mortality adjustments	(25,831)	(135,623)	(208,881)

Increase (decrease) in net assets from contract transactions	(2,336,980)	(2,648,500)	(5,981,045)

Total increase (decrease) in net assets	(13,253,700)	(12,990,361)	(10,492,372)

Net assets as of December 31, 2022	$ 22,730,782	$ 29,007,228	$ 33,095,950

Investment income (loss):
Dividend distributions	-	153,752	1,424,892
Investment Expenses:
Mortality and expense risk and administrative charges	(300,081)	(377,133)	(418,326)

Net investment income (loss)	(300,081)	(223,381)	1,006,566

Increase (decrease) in net assets from operations:
Capital gain distributions	1,568,404	1,149,775	-
Realized capital gain (loss) on investments	(134,399)	(211,281)	(339,876)
Change in unrealized appreciation (depreciation)	2,820,783	4,068,499	1,541,216

Net gain (loss) on investments	4,254,788	5,006,993	1,201,340

Net increase (decrease) in net assets from operations	3,954,707	4,783,612	2,207,906

Contract owner transactions:
Deposits	131,910	119,752	45,268
Terminations, withdrawals and annuity payments	(2,626,509)	(3,248,752)	(3,994,219)
Transfers between subaccounts, net	(124,896)	528,061	(34,450)
Maintenance charges and mortality adjustments	(48,444)	(129,926)	(204,078)

Increase (decrease) in net assets from contract transactions	(2,667,939)	(2,730,865)	(4,187,479)

Total increase (decrease) in net assets	1,286,768	2,052,747	(1,979,573)

Net assets as of December 31, 2023	$ 24,017,550	$ 31,059,975	$ 31,116,377

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus SGA International Growth Series	Virtus Strategic Allocation Series	Wanger Acorn
Net assets as of December 31, 2021	$ 91,928,995	$ 15,868,335	$ 35,088,271

Investment income (loss):
Dividend distributions	-	27,928	-
Investment Expenses:
Mortality and expense risk and administrative charges	(959,533)	(147,176)	(322,263)

Net investment income (loss)	(959,533)	(119,248)	(322,263)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,968,251	796,052	8,592,404
Realized capital gain (loss) on investments	(695,744)	(175,065)	(90,170)
Change in unrealized appreciation (depreciation)	(18,310,640)	(5,362,145)	(19,986,383)

Net gain (loss) on investments	(17,038,133)	(4,741,158)	(11,484,149)

Net increase (decrease) in net assets from operations	(17,997,666)	(4,860,406)	(11,806,412)

Contract owner transactions:
Deposits	92,152	47,922	27,988
Terminations, withdrawals and annuity payments	(7,385,444)	(978,194)	(1,721,861)
Transfers between subaccounts, net	3,289,033	(193,863)	(158,420)
Maintenance charges and mortality adjustments	(406,739)	(8,064)	(20,320)

Increase (decrease) in net assets from contract transactions	(4,410,998)	(1,132,199)	(1,872,613)

Total increase (decrease) in net assets	(22,408,664)	(5,992,605)	(13,679,025)

Net assets as of December 31, 2022	$ 69,520,331	$ 9,875,730	$ 21,409,246

Investment income (loss):
Dividend distributions	68,945	114,378	-
Investment Expenses:
Mortality and expense risk and administrative charges	(901,664)	(131,711)	(321,077)

Net investment income (loss)	(832,719)	(17,333)	(321,077)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	650,778	-
Realized capital gain (loss) on investments	(3,459,598)	(55,749)	42,517
Change in unrealized appreciation (depreciation)	14,950,150	1,348,927	4,724,195

Net gain (loss) on investments	11,490,552	1,943,956	4,766,712

Net increase (decrease) in net assets from operations	10,657,833	1,926,623	4,445,635

Contract owner transactions:
Deposits	78,446	25,673	124,711
Terminations, withdrawals and annuity payments	(7,701,860)	(1,073,409)	(1,826,923)
Transfers between subaccounts, net	(2,600,012)	(214,807)	2,838,775
Maintenance charges and mortality adjustments	(449,502)	(7,539)	(19,446)

Increase (decrease) in net assets from contract transactions	(10,672,928)	(1,270,082)	1,117,117

Total increase (decrease) in net assets	(15,095)	656,541	5,562,752

Net assets as of December 31, 2023	$ 69,505,236	$ 10,532,271	$ 26,971,998

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Wanger International	Wanger Select (a)
Net assets as of December 31, 2021	$ 41,070,177	$ 5,183,152

Investment income (loss):
Dividend distributions	260,344	-
Investment Expenses:
Mortality and expense risk and administrative charges	(374,507)	(44,695)

Net investment income (loss)	(114,163)	(44,695)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,149,162	1,757,009
Realized capital gain (loss) on investments	209,797	(98,441)
Change in unrealized appreciation (depreciation)	(19,272,028)	(3,418,577)

Net gain (loss) on investments	(13,913,069)	(1,760,009)

Net increase (decrease) in net assets from operations	(14,027,232)	(1,804,704)

Contract owner transactions:
Deposits	41,812	13,385
Terminations, withdrawals and annuity payments	(2,377,375)	(454,473)
Transfers between subaccounts, net	1,736,632	91,950
Maintenance charges and mortality adjustments	(97,629)	(7,505)

Increase (decrease) in net assets from contract transactions	(696,560)	(356,643)

Total increase (decrease) in net assets	(14,723,792)	(2,161,347)

Net assets as of December 31, 2022	$ 26,346,385	$ 3,021,805

Investment income (loss):
Dividend distributions	84,347	-
Investment Expenses:
Mortality and expense risk and administrative charges	(353,018)	(12,077)

Net investment income (loss)	(268,671)	(12,077)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-
Realized capital gain (loss) on investments	37,465	(2,554,178)
Change in unrealized appreciation (depreciation)	4,137,247	2,839,069

Net gain (loss) on investments	4,174,712	284,891

Net increase (decrease) in net assets from operations	3,906,041	272,814

Contract owner transactions:
Deposits	55,667	4,260
Terminations, withdrawals and annuity payments	(2,367,372)	(220,448)
Transfers between subaccounts, net	46,911	(3,077,710)
Maintenance charges and mortality adjustments	(101,314)	(721)

Increase (decrease) in net assets from contract transactions	(2,366,108)	(3,294,619)

Total increase (decrease) in net assets	1,539,933	(3,021,805)

Net assets as of December 31, 2023	$ 27,886,318	$ -

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHL Variable Accumulation Account

Notes to Financial Statements

December 31, 2023

Note 1. Organization

The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). PHL is a provider of life insurance and annuity products. In November 2019,

PHL stopped marketing and selling new business.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on December 7, 1994. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
AMT Sustainable Equity Portfolio	Class S
Calvert VP S&P MidCap 400 Index Portfolio	Class I
DWS Equity 500 Index VIP	Class A
DWS Small Cap Index VIP	Class A
Federated Hermes Fund for U.S. Government Securities II	Primary
Federated Hermes Government Money Fund II	Service
Federated Hermes High Income Bond Fund II	Primary
Fidelity® VIP Contrafund® Portfolio	Service Class
Fidelity® VIP Growth Opportunities Portfolio	Service Class
Fidelity® VIP Growth Portfolio	Service Class
Fidelity® VIP Investment Grade Bond Portfolio	Service Class
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
FTVIP Franklin DynaTech Fund	Class 2
Guggenheim VT Long Short Equity Fund	-
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Equity and Income Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Mid Cap Fund®	Series I
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement US Small Cap Equity Select Portfolio	Service
Lord Abbett Series Fund Bond Debenture Portfolio	Class VC
Lord Abbett Series Fund Growth and Income Portfolio	Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Class VC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II
Morningstar Balanced ETF Asset Allocation Portfolio	Class II
Morningstar Growth ETF Asset Allocation Portfolio	Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II
Neuberger Berman AMT Mid Cap Growth Portfolio	S Class
PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO Real Return Portfolio	Advisor Class
PIMCO Total Return Portfolio	Advisor Class

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

Rydex VT Inverse Government Long Bond Strategy Fund	-
Rydex VT Nova Fund	-
Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2
TVST Touchstone Balanced Fund	-
TVST Touchstone Bond Fund	-
TVST Touchstone Common Stock Fund	-
TVST Touchstone Small Company Fund	-
Virtus Duff & Phelps Real Estate Securities Series	Class A
Virtus KAR Capital Growth Series	Class A
Virtus KAR Enhanced Core Equity Series	Class A
Virtus KAR Small-Cap Growth Series	Class A
Virtus KAR Small-Cap Value Series	Class A
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A
Virtus SGA International Growth Series	Class A
Virtus Strategic Allocation Series	Class A
Wanger Acorn	-
Wanger International	-
Wanger Select	-

Fifty-six subaccounts are currently offered by the Separate Account, all of which had activity.

Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.

PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2022 or 2023.

B. Mergers

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 21, 2023	Wanger Acorn	Wanger Select

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes (continued)

C. Liquidations

There were no fund liquidations in 2022 or 2023.

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

May 2, 2022	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Balanced Wealth Strategy Portfolio
May 2, 2022	Wanger Acorn	Wanger USA
September 1, 2023	Lazard Retirement US Small Cap Equity Select Portfolio	Lazard Retirement US Small -Mid Cap Equity

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL and may result in additional amounts being transferred into the Separate Account from PHL to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, PHL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to PHL and not to the Separate Account.

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Balanced Hedged Allocation Portfolio	$ 454
AMT Sustainable Equity Portfolio	2,897
Calvert VP S&P MidCap 400 Index Portfolio	65
DWS Equity 500 Index VIP	6,072
DWS Small Cap Index VIP	13
Federated Hermes Fund for U.S. Government Securities II	5,302
Federated Hermes Government Money Fund II	874
Federated Hermes High Income Bond Fund II	547
Fidelity® VIP Contrafund® Portfolio	1,558
Fidelity® VIP Growth Opportunities Portfolio	5,664
Fidelity® VIP Growth Portfolio	3,661
Fidelity® VIP Investment Grade Bond Portfolio	1,607
Franklin Income VIP Fund	2,452
Franklin Mutual Shares VIP Fund	3,272
FTVIP Franklin DynaTech Fund	585
Invesco V.I. American Franchise Fund	2,431
Invesco V.I. Core Equity Fund	298
Invesco V.I. Global Fund	121
Invesco V.I. Main Street Mid Cap Fund®	393
Invesco V.I. Main Street Small Cap Fund®	1,826
Lazard Retirement US Small Cap Equity Select Portfolio	123
Lord Abbett Series Fund Bond Debenture Portfolio	178
Lord Abbett Series Fund Growth and Income Portfolio	5,862
Lord Abbett Series Fund Mid Cap Stock Portfolio	2,152
Morningstar Balanced ETF Asset Allocation Portfolio	1,348
Morningstar Growth ETF Asset Allocation Portfolio	899
Morningstar Income and Growth ETF Asset Allocation Portfolio	129
Neuberger Berman AMT Mid Cap Growth Portfolio	561
PIMCO CommodityReal Return® Strategy Portfolio	1,230
PIMCO Real Return Portfolio	11
PIMCO Total Return Portfolio	140
Templeton Developing Markets VIP Fund	141
Templeton Foreign VIP Fund	245
Templeton Growth VIP Fund	2,675
TVST Touchstone Balanced Fund	7
TVST Touchstone Bond Fund	1,025
TVST Touchstone Common Stock Fund	5,413
TVST Touchstone Small Company Fund	849
Virtus Duff & Phelps Real Estate Securities Series	3,179
Virtus KAR Capital Growth Series	5,214
Virtus KAR Enhanced Core Equity Series	112,873
Virtus KAR Small-Cap Growth Series	2,335
Virtus KAR Small-Cap Value Series	3,166

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Virtus Newfleet Multi-Sector Intermediate Bond Series	$ 8,767
Virtus SGA International Growth Series	8,820
Virtus Strategic Allocation Series	1,597
Wanger Acorn	1,890
Wanger International	3,142

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of PHL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

The Separate Account had no financial liabilities as of December 31, 2023.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2023 and 2022, were as follows:

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Balanced Hedged Allocation Portfolio	$ 214,041	$ 711,993	$ 595,993	$ 764,720
Alger Capital Appreciation Portfolio	10,689	510,620	275,350	353,081
AMT Sustainable Equity Portfolio	426,519	3,477,931	2,443,160	4,341,986
Calvert VP S&P MidCap 400 Index Portfolio	158,684	105,853	307,464	339,235
DWS Equity 500 Index VIP	1,689,732	2,693,576	2,221,166	2,614,031
DWS Small Cap Index VIP	45,722	23,432	250,994	36,757
Federated Hermes Fund for U.S. Government Securities II	1,433,324	3,417,169	3,086,834	6,059,118
Federated Hermes Government Money Fund II	4,138,586	5,598,039	3,273,100	5,454,588
Federated Hermes High Income Bond Fund II	269,238	547,305	307,677	753,206
Fidelity® VIP Contrafund® Portfolio	1,127,038	3,513,490	2,486,558	3,809,976
Fidelity® VIP Growth Opportunities Portfolio	1,008,347	7,608,291	13,611,907	5,262,034
Fidelity® VIP Growth Portfolio	944,083	2,318,648	1,189,045	1,223,009
Fidelity® VIP Investment Grade Bond Portfolio	800,532	2,067,657	2,152,993	2,968,447
Franklin Income VIP Fund	1,956,681	2,643,436	1,481,584	3,449,887
Franklin Mutual Shares VIP Fund	1,991,854	3,203,114	2,778,844	3,573,696
FTVIP Franklin DynaTech Fund	29,791	25,741	136,794	39,353
Guggenheim VT Long Short Equity Fund	772	3,348	1,044	29,664
Invesco V.I. American Franchise Fund	636,183	2,651,968	3,624,103	987,588
Invesco V.I. Capital Appreciation Fund	34,451	60,451	256,893	77,919
Invesco V.I. Core Equity Fund	147,811	385,188	500,702	337,763
Invesco V.I. Equity and Income Fund	223,972	310,183	546,428	305,430
Invesco V.I. Global Fund	172,824	154,305	222,996	192,637
Invesco V.I. Main Street Mid Cap Fund®	7,374	62,298	178,044	134,821
Invesco V.I. Main Street Small Cap Fund®	321,550	2,077,078	2,084,655	2,444,464
Lazard Retirement US Small Cap Equity Select Portfolio (b)	7,809	27,541	127,627	28,893
Lord Abbett Series Fund Bond Debenture Portfolio	240,683	486,851	172,768	631,146
Lord Abbett Series Fund Growth and Income Portfolio	1,246,120	4,035,934	2,937,890	5,761,397
Lord Abbett Series Fund Mid Cap Stock Portfolio	68,253	301,521	156,717	388,383

(b) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	$ 152,291	$ 736,004	$ 236,671	$ 669,838
Morningstar Balanced ETF Asset Allocation Portfolio	877,879	3,007,974	1,829,904	2,815,952
Morningstar Growth ETF Asset Allocation Portfolio	250,099	928,928	422,250	1,157,944
Morningstar Income and Growth ETF Asset Allocation Portfolio	776,036	2,516,440	1,213,707	2,339,584
Neuberger Berman AMT Mid Cap Growth Portfolio	33,833	95,146	106,698	165,152
PIMCO CommodityReal Return® Strategy Portfolio	2,790,689	1,324,931	3,565,675	7,108,652
PIMCO Real Return Portfolio	33,078	383,208	125,234	156,861
PIMCO Total Return Portfolio	171,904	475,231	169,167	915,036
Rydex VT Inverse Government Long Bond Strategy Fund	856	28,308	222	36,744
Rydex VT Nova Fund	10,095	3,346	22,250	14,048
Templeton Developing Markets VIP Fund	52,367	138,985	195,717	152,077
Templeton Foreign VIP Fund	144,837	724,328	258,370	658,118
Templeton Growth VIP Fund	619,469	3,019,293	944,799	3,133,768
TVST Touchstone Balanced Fund	460,731	449,683	356,068	199,840
TVST Touchstone Bond Fund	783,079	1,590,360	634,233	1,680,041
TVST Touchstone Common Stock Fund	3,363,978	8,531,495	6,924,067	9,408,627
TVST Touchstone Small Company Fund	111,781	1,149,089	2,232,204	1,435,593
Virtus Duff & Phelps Real Estate Securities Series	1,747,302	2,093,852	1,119,564	5,537,026
Virtus KAR Capital Growth Series	2,452,326	4,013,916	5,517,556	3,404,790
Virtus KAR Enhanced Core Equity Series	1,977,991	3,926,474	2,915,617	5,354,701
Virtus KAR Small-Cap Growth Series	2,180,428	3,580,044	3,084,389	3,042,018
Virtus KAR Small-Cap Value Series	1,980,514	3,784,985	3,681,010	4,517,945
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,941,989	5,122,903	2,981,628	8,277,793
Virtus SGA International Growth Series	412,018	11,917,667	5,084,003	8,486,283
Virtus Strategic Allocation Series	845,751	1,482,387	940,617	1,396,013
Wanger Acorn	3,570,971	2,774,931	8,917,530	2,520,002
Wanger International	453,218	3,087,997	7,108,427	2,769,988
Wanger Select (a)	19,176	3,325,873	2,211,981	856,309

(a) Merger. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related Party Transactions

PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting, and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and expense risk and administrative charges” in the accompanying statements of operations and changes in net assets. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statements of operations and changes in net assets on line “Maintenance charges and mortality adjustments”. The contract charges are described below:

A. Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	None
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units and are included in a separate line item entitled “Maintenance charges and mortality adjustments” in the accompanying statements of operations and changes in net assets.

B. Optional Rider and Benefit Charges

PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Terminations, withdrawals and annuity payments” in the accompanying statements of operations and changes in net assets. This expense is reflected as redemption of units.

C. Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable subaccounts. These expenses are included in a separate line item “Mortality and expense risk and administrative charges” in the accompanying statements of operations and changes in net assets. This expense is reflected as a daily reduction of unit values. PHL will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor’s Edge Option 1	0.125%	1.525%
Phoenix Investor’s Edge Option 2	0.125%	1.675%
Phoenix Investor’s Edge Option 3	0.125%	1.825%
Phoenix Investor’s Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner’s Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%

D. Other Charges

PHL may deduct other charges depending on the contract terms.

Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period and will be shown in the liability section of the Statements of Assets and Liabilities.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Balanced Hedged Allocation Portfolio	19,211	(419,035)	(399,824)	46,409	(419,745)	(373,336)
Alger Capital Appreciation Portfolio	1,183	(60,595)	(59,412)	5,295	(43,049)	(37,754)
AMT Sustainable Equity Portfolio	47,442	(2,305,230)	(2,257,788)	142,727	(3,027,823)	(2,885,096)
Calvert VP S&P MidCap 400 Index Portfolio	18,121	(26,037)	(7,916)	20,399	(130,575)	(110,176)
DWS Equity 500 Index VIP	79,609	(317,175)	(237,566)	98,608	(298,863)	(200,255)
DWS Small Cap Index VIP	10,754	(6,565)	4,189	67,683	(11,663)	56,020
Federated Hermes Fund for U.S. Government Securities II	382,444	(1,271,992)	(889,548)	965,293	(2,237,325)	(1,272,032)
Federated Hermes Government Money Fund II	3,892,546	(6,100,493)	(2,207,947)	3,489,723	(5,917,781)	(2,428,058)
Federated Hermes High Income Bond Fund II	18,184	(104,627)	(86,443)	17,196	(155,732)	(138,536)
Fidelity® VIP Contrafund® Portfolio	37,103	(395,317)	(358,214)	172,542	(438,995)	(266,453)
Fidelity® VIP Growth Opportunities Portfolio	207,226	(1,074,550)	(867,324)	939,377	(778,928)	160,449
Fidelity® VIP Growth Portfolio	61,309	(271,901)	(210,592)	37,558	(155,883)	(118,325)
Fidelity® VIP Investment Grade Bond Portfolio	343,828	(1,422,933)	(1,079,105)	560,727	(2,015,227)	(1,454,500)
Franklin Income VIP Fund	450,069	(1,359,118)	(909,049)	362,544	(1,830,011)	(1,467,467)
Franklin Mutual Shares VIP Fund	291,408	(1,181,313)	(889,905)	309,489	(1,521,142)	(1,211,653)
FTVIP Franklin DynaTech Fund	8,702	(7,205)	1,497	3,405	(11,479)	(8,074)
Guggenheim VT Long Short Equity Fund	191	(614)	(423)	176	(14,157)	(13,981)
Invesco V.I. American Franchise Fund	133,021	(792,668)	(659,647)	232,137	(303,477)	(71,340)
Invesco V.I. Capital Appreciation Fund	11,801	(17,134)	(5,333)	1,896	(24,633)	(22,737)
Invesco V.I. Core Equity Fund	33,652	(137,090)	(103,438)	54,814	(121,349)	(66,535)
Invesco V.I. Equity and Income Fund	52,067	(123,250)	(71,183)	137,279	(118,813)	18,466
Invesco V.I. Global Fund	27,049	(61,273)	(34,224)	22,738	(70,699)	(47,961)
Invesco V.I. Main Street Mid Cap Fund®	2,178	(19,708)	(17,530)	5,907	(48,561)	(42,654)
Invesco V.I. Main Street Small Cap Fund®	87,279	(740,144)	(652,865)	78,442	(867,356)	(788,914)
Lazard Retirement US Small Cap Equity Select Portfolio (b)	2,916	(8,235)	(5,319)	5,671	(8,558)	(2,887)

(b) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2023			2022
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Lord Abbett Series Fund Bond Debenture Portfolio	69,828	(233,792)	(163,964)	30,159	(293,179)	(263,020)
Lord Abbett Series Fund Growth and Income Portfolio	223,648	(1,492,167)	(1,268,519)	196,665	(2,186,585)	(1,989,920)
Lord Abbett Series Fund Mid Cap Stock Portfolio	6,267	(123,917)	(117,650)	14,534	(166,290)	(151,756)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	4,138	(332,082)	(327,944)	7,340	(303,457)	(296,117)
Morningstar Balanced ETF Asset Allocation Portfolio	200,483	(1,760,499)	(1,560,016)	519,243	(1,575,929)	(1,056,686)
Morningstar Growth ETF Asset Allocation Portfolio	3,002	(458,027)	(455,025)	29,833	(577,581)	(547,748)
Morningstar Income and Growth ETF Asset Allocation Portfolio	274,107	(1,758,723)	(1,484,616)	193,778	(1,543,788)	(1,350,010)
Neuberger Berman AMT Mid Cap Growth Portfolio	18,871	(52,987)	(34,116)	4,501	(87,670)	(83,169)
PIMCO CommodityReal Return® Strategy Portfolio	1,733,663	(1,707,306)	26,357	335,440	(8,178,520)	(7,843,080)
PIMCO Real Return Portfolio	6,487	(262,080)	(255,593)	29,387	(95,440)	(66,053)
PIMCO Total Return Portfolio	61,595	(313,255)	(251,660)	58,331	(571,939)	(513,608)
Rydex VT Inverse Government Long Bond Strategy Fund	3,391	(90,720)	(87,329)	995	(142,797)	(141,802)
Rydex VT Nova Fund	1,679	(205)	1,474	75	(2,169)	(2,094)
Templeton Developing Markets VIP Fund	18,770	(69,393)	(50,623)	26,060	(73,366)	(47,306)
Templeton Foreign VIP Fund	10,347	(253,664)	(243,317)	51,378	(246,676)	(195,298)
Templeton Growth VIP Fund	149,389	(1,563,031)	(1,413,642)	577,874	(1,966,355)	(1,388,481)
TVST Touchstone Balanced Fund	193,311	(197,441)	(4,130)	36,594	(83,653)	(47,059)
TVST Touchstone Bond Fund	252,948	(1,151,504)	(898,556)	225,242	(1,186,017)	(960,775)
TVST Touchstone Common Stock Fund	75,416	(2,368,456)	(2,293,040)	77,168	(2,767,106)	(2,689,938)
TVST Touchstone Small Company Fund	25,301	(357,053)	(331,752)	18,316	(456,161)	(437,845)
Virtus Duff & Phelps Real Estate Securities Series	394,155	(454,068)	(59,913)	62,910	(1,289,520)	(1,226,610)
Virtus KAR Capital Growth Series	118,065	(904,265)	(786,200)	109,726	(799,394)	(689,668)
Virtus KAR Enhanced Core Equity Series	211,527	(815,927)	(604,400)	256,321	(1,417,175)	(1,160,854)
Virtus KAR Small-Cap Growth Series	34,934	(190,280)	(155,346)	22,050	(155,054)	(133,004)
Virtus KAR Small-Cap Value Series	199,735	(815,565)	(615,830)	337,766	(875,726)	(537,960)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2023			2022
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Virtus Newfleet Multi-Sector Intermediate Bond Series	194,053	(1,816,306)	(1,622,253)	474,845	(2,598,668)	(2,123,823)
Virtus SGA International Growth Series	150,479	(5,613,423)	(5,462,944)	1,852,358	(3,879,825)	(2,027,467)
Virtus Strategic Allocation Series	19,348	(302,994)	(283,646)	26,880	(272,176)	(245,296)
Wanger Acorn	432,795	(271,892)	160,903	42,102	(236,298)	(194,196)
Wanger International	134,961	(779,513)	(644,552)	728,536	(582,868)	145,668
Wanger Select (a)	3,101	(493,510)	(490,409)	61,170	(111,845)	(50,675)

(a) Merger. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS Balanced Hedged Allocation Portfolio
2023	1,815,475	1.62	1.88	3,092,969	0.89	0.90	1.80	10.20	11.90
2022	2,215,299	1.47	1.68	3,401,165	2.99	0.90	1.80	(20.54)	(20.00)
2021	2,588,635	1.85	2.10	4,996,572	0.25	0.90	1.80	11.33	12.35
2020	3,136,468	1.66	1.87	5,431,140	2.18	0.90	1.80	7.29	8.27
2019	3,181,065	1.55	1.72	5,113,200	2.30	0.90	1.80	16.08	17.14
Alger Capital Appreciation Portfolio
2023	346,697	11.47	9.04	3,143,822	-	0.90	1.95	40.39	41.92
2022	406,109	8.17	6.37	2,594,234	-	0.90	1.95	(37.78)	(37.12)
2021	443,863	13.13	10.13	4,484,300	-	0.90	1.95	16.81	18.05
2020	495,209	11.24	8.58	4,301,176	-	0.90	1.95	39.00	40.48
2019	540,526	8.09	6.11	3,349,079	-	0.90	1.95	30.98	32.38
AMT Sustainable Equity Portfolio
2023	15,023,754	1.53	1.59	23,449,222	0.08	0.90	1.80	24.39	25.20
2022	17,281,542	1.23	1.27	21,596,374	0.12	0.90	1.80	(20.13)	(19.11)
2021	20,166,638	1.54	1.57	31,394,439	0.17	0.90	1.80	20.95	22.05
2020	23,315,057	1.27	1.29	29,865,336	0.38	0.90	1.80	17.14	18.21
2019	26,148,779	1.08	1.09	28,458,176	0.28	0.90	1.80	8.47	9.16

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Calvert VP S&P MidCap 400 Index Portfolio
2023	572,040	3.17	3.75	2,028,861	1.24	0.90	1.95	13.62	15.03
2022	579,956	2.79	3.26	1,793,233	0.93	0.90	1.95	(14.94)	(14.21)
2021	690,132	3.28	3.80	2,500,866	0.80	0.90	1.95	21.99	23.30
2020	784,944	2.69	3.08	2,315,119	1.25	0.90	1.95	11.12	12.30
2019	854,536	2.42	2.74	2,252,255	1.13	0.90	1.95	23.38	24.70
DWS Equity 500 Index VIP
2023	2,158,410	7.94	10.51	19,290,897	1.40	0.90	1.95	23.68	24.82
2022	2,395,976	6.42	8.42	17,241,498	1.26	0.90	1.95	(19.95)	(19.04)
2021	2,596,231	8.02	10.40	23,120,364	1.47	0.90	1.95	25.90	27.24
2020	3,097,691	6.37	8.18	21,788,889	1.68	0.90	1.95	15.80	17.03
2019	3,403,899	5.50	6.99	20,520,947	2.03	0.90	1.95	28.63	30.01
DWS Small Cap Index VIP
2023	193,857	2.74	3.08	573,857	1.09	0.90	1.65	15.13	15.36
2022	189,668	2.38	2.67	485,875	0.82	0.90	1.65	(21.97)	(21.24)
2021	133,648	3.05	3.39	428,382	0.85	0.90	1.65	12.62	13.47
2020	162,935	2.71	2.99	461,407	1.13	0.90	1.65	17.46	18.36
2019	206,767	2.31	2.52	494,595	1.01	0.90	1.65	23.16	24.10
Federated Hermes Fund for U.S. Government Securities II
2023	8,911,710	2.25	3.38	23,205,671	2.58	0.90	1.95	2.27	3.05
2022	9,801,258	2.20	3.28	24,831,476	1.92	0.90	1.95	(14.40)	(13.23)
2021	11,073,290	2.57	3.78	32,251,266	2.04	0.90	1.95	(3.95)	(2.93)
2020	11,244,956	2.67	3.90	34,031,638	2.46	0.90	1.95	3.16	4.27
2019	11,964,793	2.59	3.74	34,864,257	2.47	0.90	1.95	3.84	4.95
Federated Hermes Government Money Fund II
2023	17,316,152	0.84	0.96	15,761,447	4.44	0.90	1.85	2.44	3.23
2022	19,524,099	0.78	0.93	17,220,899	1.11	0.90	2.25	(1.27)	-
2021‡	21,952,157	0.79	0.93	19,402,387	0.00	0.90	2.25	(2.25)	(0.90)
2020	23,752,090	0.81	0.95	21,247,637	0.20	0.75	2.25	(2.05)	(0.55)
2019	23,260,619	0.86	0.96	21,031,845	1.63	0.75	1.85	(0.24)	0.88

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Federated Hermes High Income Bond Fund II
2023	717,203	5.21	6.12	3,348,334	5.99	0.90	1.95	10.38	11.88
2022	803,646	4.72	5.47	3,425,667	5.76	0.90	1.95	(13.39)	(12.62)
2021‡	942,182	5.45	6.26	4,602,978	4.94	0.90	1.95	2.81	3.91
2020	1,098,291	5.31	7.05	5,222,644	6.21	0.75	1.95	3.53	4.80
2019	1,259,642	5.12	6.72	5,800,181	6.09	0.75	1.95	12.31	13.69
Fidelity® VIP Contrafund® Portfolio
2023	2,153,472	10.99	11.11	20,774,249	0.38	0.90	1.95	30.68	32.10
2022	2,511,686	8.41	8.41	18,280,250	0.39	0.90	1.95	(27.81)	(27.00)
2021	2,778,139	11.65	11.52	27,766,702	0.05	0.90	1.95	25.22	26.56
2020	3,279,743	9.30	9.10	25,627,958	0.15	0.90	1.95	27.89	29.26
2019	3,752,889	7.27	7.04	22,762,961	0.36	0.90	1.95	28.89	30.27
Fidelity® VIP Growth Opportunities Portfolio
2023	6,357,685	11.71	10.64	48,421,248	-	0.90	1.95	42.63	44.17
2022	7,225,009	8.21	7.38	38,385,323	-	0.90	1.95	(39.36)	(38.76)
2021	7,064,560	13.54	12.05	62,241,084	-	0.90	1.95	9.65	10.82
2020	8,944,561	12.35	10.88	70,617,452	0.01	0.90	1.95	65.22	66.98
2019	11,992,676	7.48	6.51	55,997,433	0.05	0.90	1.95	37.96	39.43
Fidelity® VIP Growth Portfolio
2023	1,325,059	9.28	8.03	11,606,220	0.04	0.90	1.95	33.53	34.96
2022	1,535,651	6.95	5.95	10,113,473	0.51	0.90	1.95	(25.99)	(25.25)
2021‡	1,653,976	9.39	7.96	14,591,626	-	0.90	1.95	20.69	21.98
2020	1,925,914	7.78	13.50	14,015,990	0.06	0.75	1.95	40.95	42.67
2019	2,355,269	5.52	9.46	12,060,192	0.16	0.75	1.95	31.57	33.18
Fidelity® VIP Investment Grade Bond Portfolio
2023	11,332,603	1.28	1.50	15,689,933	2.52	0.90	1.80	4.07	4.90
2022	12,411,708	1.20	1.43	16,407,356	2.12	0.90	1.95	(14.89)	(13.33)
2021	13,866,208	1.41	1.65	21,337,464	1.95	0.90	1.95	(2.66)	(1.62)
2020	14,181,358	1.45	1.68	22,279,991	2.18	0.90	1.95	7.13	8.27
2019	14,533,933	1.35	1.55	21,179,408	2.53	0.90	1.95	7.45	8.60

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Franklin Income VIP Fund
2023	5,120,827	1.89	2.28	9,737,962	5.13	0.90	1.95	6.78	7.55
2022	6,029,876	1.77	2.12	10,757,187	4.80	0.90	1.95	(7.33)	(6.19)
2021	7,497,343	1.91	2.26	14,291,954	4.72	0.90	1.95	14.48	15.71
2020‡	9,008,122	1.67	1.96	14,914,238	5.85	0.90	1.95	(1.27)	(0.21)
2019	10,623,412	1.69	1.96	17,778,383	5.34	0.90	1.95	13.80	15.02
Franklin Mutual Shares VIP Fund
2023	4,802,576	4.87	7.14	13,015,900	1.83	0.90	1.95	11.19	12.44
2022	5,692,481	4.38	6.35	13,918,659	1.80	0.90	1.95	(9.32)	(8.24)
2021	6,904,134	4.83	6.92	18,015,413	2.81	0.90	1.95	16.85	18.10
2020‡	8,365,589	4.13	5.86	18,258,904	2.80	0.90	1.95	(6.89)	(5.90)
2019	9,146,506	4.44	6.23	21,835,647	1.77	0.90	1.95	20.19	21.47
FTVIP Franklin DynaTech Fund
2023	82,819	3.30	3.78	291,773	-	0.90	1.75	41.63	42.64
2022	81,322	2.33	2.65	201,223	-	0.90	1.75	(41.16)	(40.45)
2021	89,396	3.96	4.45	373,790	-	0.90	1.75	14.11	15.10
2020	95,965	3.47	3.87	350,189	-	0.90	1.75	42.36	43.58
2019	114,297	2.44	2.69	290,893	-	0.90	1.75	28.87	29.99
Guggenheim VT Long Short Equity Fund
2023	80,211	1.78	2.21	159,129	0.27	0.90	1.95	10.56	11.62
2022	80,634	1.61	1.98	143,899	0.45	0.90	1.95	(16.15)	(15.02)
2021	94,615	1.92	2.33	200,325	0.59	0.90	1.95	21.39	22.69
2020	122,464	1.58	1.90	212,594	0.89	0.90	1.95	2.88	3.98
2019	185,129	1.53	1.83	310,936	0.54	0.90	1.95	3.48	4.59
Invesco V.I. American Franchise Fund
2023	3,131,020	3.37	3.75	11,280,038	-	0.90	1.80	38.11	39.41
2022	3,790,667	2.44	2.69	9,811,743	-	0.90	1.80	(32.22)	(31.73)
2021	3,862,007	3.60	3.94	14,697,358	-	0.90	1.80	9.91	10.92
2020	4,525,574	3.28	3.55	15,580,143	0.07	0.90	1.80	39.80	41.07
2019	5,578,440	2.34	2.52	13,660,689	-	0.90	1.80	34.30	35.53

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. Capital Appreciation Fund
2023	242,319	3.06	3.60	797,527	-	0.90	1.80	32.47	33.83
2022	247,652	2.31	2.69	611,446	-	0.90	1.80	(32.26)	(31.55)
2021	270,389	3.41	3.93	982,661	-	0.90	1.80	20.08	21.18
2020	277,485	2.84	3.24	835,903	-	0.90	1.80	33.79	35.02
2019	282,318	2.12	2.40	631,835	-	0.90	1.80	33.40	34.63
Invesco V.I. Core Equity Fund
2023	748,641	2.63	3.09	2,163,433	0.72	0.90	1.80	21.20	22.13
2022	852,079	2.17	2.53	2,021,626	0.91	0.90	1.80	(21.94)	(21.18)
2021	918,614	2.78	3.21	2,779,784	0.64	0.90	1.80	25.44	26.59
2020	1,083,869	2.22	2.54	2,602,440	1.34	0.90	1.80	11.80	12.83
2019	1,232,311	1.98	2.25	2,632,950	0.93	0.90	1.80	26.65	27.80
Invesco V.I. Equity and Income Fund
2023	597,209	2.24	2.70	1,470,081	1.71	0.90	1.95	8.21	9.31
2022	668,392	2.07	2.47	1,514,364	1.40	0.90	1.95	(9.61)	(8.52)
2021	649,926	2.29	2.70	1,611,600	1.67	0.90	1.95	16.05	17.29
2020	678,528	1.97	2.30	1,442,149	2.13	0.90	1.95	7.51	8.66
2019	752,210	1.83	2.12	1,477,904	2.14	0.90	1.95	17.67	18.93
Invesco V.I. Global Fund
2023	411,699	2.39	2.88	1,073,606	-	0.90	1.95	32.04	32.72
2022	445,923	1.81	2.17	874,851	-	0.90	1.95	(33.46)	(32.40)
2021	493,884	2.72	3.21	1,450,798	-	0.90	1.95	12.93	14.14
2020	560,444	2.41	2.81	1,450,004	0.45	0.90	1.95	24.86	26.19
2019	604,964	1.93	2.23	1,247,772	0.63	0.90	1.95	28.89	30.27
Invesco V.I. Main Street Mid Cap Fund®
2023	275,645	2.57	3.06	773,139	0.29	0.90	1.80	12.23	13.33
2022	293,175	2.29	2.70	728,472	0.34	0.90	1.80	(15.81)	(15.09)
2021	335,829	2.72	3.18	986,237	0.42	0.90	1.80	21.03	22.14
2020	407,264	2.25	2.60	982,171	0.70	0.90	1.80	7.28	8.27
2019‡	479,471	2.09	2.40	1,071,669	0.49	0.90	1.80	23.02	24.15

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. Main Street Small Cap Fund®
2023	5,153,702	2.79	3.28	14,883,579	0.92	0.90	1.80	15.77	16.73
2022	5,806,567	2.41	2.81	14,427,763	0.24	0.90	1.80	(17.47)	(16.62)
2021	6,595,481	2.92	3.37	19,780,425	0.17	0.90	1.80	20.07	21.16
2020	8,270,058	2.43	2.78	20,550,770	0.37	0.90	1.80	17.48	18.56
2019	8,720,478	2.07	2.35	18,364,171	-	0.90	1.80	23.87	25.00
Lazard Retirement US Small Cap Equity Select Portfolio (b)
2023	145,387	2.61	3.13	420,282	-	0.90	1.85	7.85	9.06
2022	150,706	2.42	2.87	401,224	-	0.90	1.85	(17.12)	(16.33)
2021	153,593	2.92	3.43	491,129	0.05	0.90	1.85	17.66	18.79
2020	174,009	2.48	2.89	470,151	0.19	0.90	1.85	4.79	5.80
2019	175,289	2.37	2.73	448,701	-	0.90	1.85	27.53	28.76
Lord Abbett Series Fund Bond Debenture Portfolio
2023	966,813	1.85	2.25	1,973,832	4.64	0.90	1.95	4.52	5.63
2022	1,130,777	1.77	2.13	2,197,127	4.08	0.90	1.95	(14.49)	(13.77)
2021	1,393,797	2.07	2.47	3,146,681	2.75	0.90	1.95	1.27	2.35
2020	1,713,133	2.04	2.41	3,799,844	3.49	0.90	1.95	5.21	6.34
2019	2,167,870	1.94	2.27	4,483,033	3.78	0.90	1.95	11.15	12.34
Lord Abbett Series Fund Growth and Income Portfolio
2023	9,230,176	2.44	2.92	25,035,250	0.92	0.90	1.85	10.91	12.31
2022	10,498,695	2.20	2.60	25,491,188	1.22	0.90	1.85	(10.93)	(10.34)
2021	12,488,615	2.47	2.90	33,884,275	0.99	0.90	1.85	26.64	27.86
2020	14,988,276	1.95	2.27	31,932,477	1.73	0.90	1.85	0.80	1.77
2019	15,578,002	1.94	2.23	32,698,858	1.58	0.90	1.85	20.23	21.39

(b) Name change. See Note 2.

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Lord Abbett Series Fund Mid Cap Stock Portfolio
2023	687,518	2.21	2.70	1,686,454	0.46	0.90	1.95	13.33	14.41
2022	805,168	1.95	2.36	1,731,647	0.77	0.90	1.95	(13.33)	(11.94)
2021	956,924	2.25	2.68	2,347,979	0.56	0.90	1.95	26.19	27.54
2020	1,106,968	1.78	2.10	2,142,537	1.08	0.90	1.95	0.50	1.57
2019	1,282,603	1.77	2.07	2,451,253	0.89	0.90	1.95	20.25	21.54
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2023	1,856,574	2.09	2.36	4,152,903	1.58	0.90	1.80	14.84	15.69
2022	2,184,518	1.82	2.04	4,239,683	1.39	0.90	1.80	(14.95)	(13.92)
2021	2,480,635	2.14	2.37	5,625,404	1.06	0.90	1.80	16.21	17.27
2020	2,732,460	1.84	2.02	5,305,309	1.86	0.90	1.80	7.98	8.97
2019	2,959,996	1.70	1.85	5,290,618	1.49	0.90	1.80	19.97	21.07
Morningstar Balanced ETF Asset Allocation Portfolio
2023	7,866,266	1.62	1.82	13,434,613	1.87	0.90	1.80	10.96	11.66
2022	9,426,282	1.46	1.63	14,476,343	1.64	0.90	1.80	(14.62)	(13.76)
2021	10,482,968	1.71	1.89	18,726,090	1.29	0.90	1.80	8.80	9.79
2020	11,773,806	1.57	1.72	19,247,354	1.98	0.90	1.80	7.16	8.14
2019	13,357,542	1.46	1.59	20,311,277	1.86	0.90	1.80	14.17	15.22
Morningstar Growth ETF Asset Allocation Portfolio
2023	3,095,156	1.90	2.14	6,226,113	1.77	0.90	1.80	13.10	14.44
2022	3,550,181	1.68	1.87	6,297,742	1.49	0.90	1.80	(14.72)	(14.22)
2021	4,097,929	1.97	2.18	8,504,678	1.19	0.90	1.80	12.82	13.85
2020	4,625,890	1.75	1.92	8,450,396	1.81	0.90	1.80	8.03	9.02
2019‡	6,009,924	1.62	1.76	10,133,770	1.72	0.90	1.80	17.61	18.69
Morningstar Income and Growth ETF Asset Allocation Portfolio
2023	9,654,068	1.31	1.51	13,717,458	2.06	0.90	1.95	8.26	9.42
2022	11,138,684	1.21	1.38	14,475,802	1.67	0.90	1.95	(14.18)	(13.21)
2021	12,488,694	1.41	1.59	18,841,810	1.35	0.90	1.95	4.39	5.51
2020	13,742,075	1.35	1.51	19,742,984	1.97	0.90	1.95	6.32	7.45
2019	16,301,518	1.27	1.40	21,916,708	2.07	0.90	1.95	10.70	11.89

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Neuberger Berman AMT Mid Cap Growth Portfolio
2023	207,325	1.78	1.88	384,383	-	1.10	1.80	16.34	16.77
2022	241,441	1.53	1.61	382,279	-	1.10	1.80	(30.45)	(29.69)
2021	324,610	2.20	2.29	732,748	-	1.10	1.80	10.70	11.48
2020‡	362,126	1.98	2.06	735,217	-	1.10	1.80	37.20	38.18
2019	443,544	1.45	1.50	653,719	-	0.90	1.80	30.10	31.29
PIMCO CommodityReal Return® Strategy Portfolio
2023	14,780,124	0.64	0.75	10,344,488	15.58	0.90	1.80	(9.86)	(9.64)
2022	14,753,767	0.71	0.83	11,367,598	21.35	0.90	1.80	7.58	7.79
2021	22,596,847	0.66	0.77	16,214,114	4.06	0.90	1.80	30.72	31.92
2020	27,076,105	0.51	0.58	14,786,372	6.13	0.90	1.80	(0.59)	0.32
2019	25,418,313	0.51	0.58	13,896,875	4.33	0.90	1.80	9.35	10.35
PIMCO Real Return Portfolio
2023	484,192	1.32	1.56	706,825	2.91	0.90	1.80	1.54	2.63
2022	739,785	1.30	1.52	1,049,042	6.89	0.90	1.80	(13.91)	(12.64)
2021	805,838	1.51	1.74	1,312,934	4.83	0.90	1.80	3.58	4.53
2020	1,013,902	1.45	1.66	1,592,944	1.32	0.90	1.80	9.60	10.60
2019	1,265,285	1.33	1.50	1,798,126	1.55	0.90	1.80	6.38	7.36
PIMCO Total Return Portfolio
2023	1,581,605	1.34	1.62	2,344,741	3.48	0.90	1.95	3.88	5.19
2022	1,833,265	1.29	1.54	2,597,015	2.48	0.90	1.95	(16.23)	(15.38)
2021	2,346,873	1.54	1.82	3,962,933	1.72	0.90	1.95	(3.29)	(2.25)
2020	2,550,242	1.59	1.86	4,427,298	2.03	0.90	1.95	6.43	7.56
2019	2,550,975	1.53	1.73	4,141,103	2.92	0.90	1.80	6.30	7.27
Rydex VT Inverse Government Long Bond Strategy Fund
2023	313,025	0.24	0.30	82,707	-	0.90	1.95	-	3.45
2022	400,354	0.24	0.29	105,487	-	0.90	1.95	41.18	45.00
2021	542,156	0.17	0.20	99,149	-	0.90	1.95	(1.00)	0.06
2020	515,368	0.17	0.20	94,666	0.28	0.90	1.95	(22.63)	(21.80)
2019	543,963	0.22	0.26	128,057	-	0.90	1.95	(14.98)	(14.07)

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Rydex VT Nova Fund
2023	29,945	5.87	7.31	199,521	-	0.90	1.95	32.51	33.88
2022	28,471	4.43	5.46	142,755	0.44	0.90	1.95	(31.64)	(30.89)
2021	30,565	6.48	7.90	222,017	0.26	0.90	1.95	39.42	40.91
2020	81,724	4.65	5.61	412,939	0.97	0.90	1.95	17.69	18.95
2019	101,567	3.95	4.71	435,182	0.95	0.90	1.95	42.22	43.74
Templeton Developing Markets VIP Fund
2023	692,121	1.12	5.58	1,346,651	2.08	0.90	1.95	10.89	11.60
2022	742,744	1.01	5.00	1,305,359	2.59	0.90	1.95	(23.48)	(22.72)
2021	790,050	1.32	6.47	1,791,733	0.90	0.90	1.95	(7.58)	(6.59)
2020	848,593	1.43	6.92	2,096,596	4.13	0.90	1.95	14.90	16.13
2019	926,172	1.24	5.96	1,996,796	0.99	0.90	1.95	24.23	25.56
Templeton Foreign VIP Fund
2023	1,213,000	3.41	3.76	3,514,784	3.25	0.90	1.95	18.40	19.75
2022	1,456,317	2.88	3.14	3,536,760	3.10	0.90	1.95	(9.43)	(8.45)
2021	1,651,615	3.18	3.43	4,409,552	1.86	0.90	1.95	2.13	3.22
2020	1,796,614	3.11	3.32	4,656,283	3.42	0.90	1.95	(3.08)	(2.05)
2019	1,907,960	3.21	3.39	4,996,895	1.72	0.90	1.95	10.34	11.52
Templeton Growth VIP Fund
2023	5,814,424	3.69	5.42	11,391,264	3.29	0.90	1.95	18.65	19.91
2022	7,228,066	3.11	4.52	11,935,997	0.16	0.90	1.95	(13.13)	(12.40)
2021‡	8,616,547	3.58	5.16	15,973,008	1.10	0.90	1.95	2.83	3.93
2020‡	9,422,968	3.48	5.00	16,864,926	3.04	0.75	1.95	3.74	5.01
2019	11,470,787	3.36	4.76	20,224,953	2.81	0.75	1.95	12.91	14.29
TVST Touchstone Balanced Fund
2023	486,513	2.24	2.67	1,207,540	1.43	0.90	1.95	16.06	17.62
2022	490,643	1.93	2.27	1,028,791	0.45	0.90	1.95	(17.52)	(16.54)
2021	537,702	2.34	2.72	1,363,825	0.22	0.90	1.95	14.79	16.02
2020	610,515	2.04	2.35	1,342,138	1.32	0.90	1.95	16.84	18.09
2019	656,550	1.74	1.99	1,229,443	1.46	0.90	1.95	20.41	21.70

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

TVST Touchstone Bond Fund
2023	8,321,526	1.23	1.43	11,059,936	4.53	0.90	1.80	4.24	5.15
2022	9,220,082	1.18	1.36	11,705,009	1.94	0.90	1.80	(15.71)	(14.47)
2021	10,180,857	1.40	1.59	15,193,369	2.54	0.90	1.80	(2.98)	(2.09)
2020	9,347,638	1.44	1.62	14,314,151	1.67	0.90	1.80	7.74	8.73
2019	10,434,807	1.33	1.49	14,762,445	1.21	0.90	1.80	8.47	9.47
TVST Touchstone Common Stock Fund
2023	12,981,359	3.41	3.96	47,842,898	0.41	0.90	1.80	24.45	25.71
2022	15,274,399	2.74	3.15	45,040,553	0.38	0.90	1.80	(19.17)	(18.60)
2021	17,964,337	3.39	3.87	65,174,465	0.51	0.90	1.80	25.55	26.70
2020	21,754,441	2.70	3.05	62,577,227	0.60	0.90	1.80	21.45	22.57
2019	25,622,727	2.23	2.49	60,375,889	0.53	0.90	1.80	26.27	27.43
TVST Touchstone Small Company Fund
2023	2,252,276	3.06	3.55	7,451,202	0.22	0.90	1.80	14.61	15.26
2022	2,584,028	2.67	3.08	7,429,128	0.03	0.90	1.80	(16.04)	(15.15)
2021	3,021,873	3.18	3.63	10,300,501	0.06	0.90	1.80	21.94	23.06
2020	3,870,733	2.61	2.95	10,768,289	0.16	0.90	1.80	16.56	17.63
2019	3,884,416	2.24	2.51	9,229,245	0.02	0.90	1.80	19.22	20.31
Virtus Duff & Phelps Real Estate Securities Series
2023	5,444,944	10.70	19.44	21,939,135	2.17	0.90	1.95	8.85	10.08
2022	5,504,857	9.83	17.66	20,718,454	0.92	0.90	1.95	(27.51)	(26.78)
2021	6,731,467	13.56	24.12	34,075,994	0.69	0.90	1.95	43.57	45.10
2020	7,582,275	9.44	16.62	27,229,228	1.17	0.90	1.95	(3.47)	(2.43)
2019	7,610,990	9.78	17.04	29,038,487	1.59	0.90	1.95	24.94	26.27
Virtus KAR Capital Growth Series
2023	6,984,822	5.96	4.77	31,223,199	-	0.90	1.95	32.15	33.24
2022	7,771,022	4.51	3.58	26,189,420	-	0.90	1.95	(37.36)	(36.64)
2021	8,460,690	7.20	5.65	44,995,935	-	0.90	1.95	9.95	11.13
2020	9,539,632	6.55	5.08	45,806,167	-	0.90	1.95	47.30	48.88
2019	10,694,674	4.45	3.41	34,773,240	-	0.90	1.95	37.15	38.61

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Virtus KAR Enhanced Core Equity Series
2023	6,127,369	2.42	5.82	27,666,129	2.99	0.90	2.25	(0.82)	0.52
2022	6,731,769	2.44	5.79	30,354,890	2.38	0.90	2.25	(4.69)	(3.18)
2021	7,892,623	2.56	5.98	36,751,846	2.20	0.90	2.25	14.75	16.33
2020	9,123,504	2.23	5.14	36,633,260	1.66	0.90	2.25	12.33	13.88
2019	10,421,704	1.98	4.52	36,927,628	1.17	0.90	2.25	25.78	27.52
Virtus KAR Small-Cap Growth Series
2023	1,254,151	17.03	21.38	24,017,550	-	0.90	1.95	17.37	18.65
2022	1,409,497	14.51	18.02	22,730,782	-	0.90	1.95	(31.69)	(30.98)
2021	1,542,501	21.24	26.11	35,984,482	-	0.90	1.95	2.94	4.04
2020	1,742,552	20.63	25.09	39,309,898	-	0.90	1.95	41.83	43.34
2019	1,974,621	14.55	17.50	31,205,396	-	0.90	1.95	34.64	36.08
Virtus KAR Small-Cap Value Series
2023	6,821,317	8.62	12.69	31,059,975	0.53	0.90	1.95	16.80	18.05
2022	7,437,147	7.38	10.75	29,007,228	0.20	0.90	1.95	(25.60)	(24.83)
2021	7,975,107	9.92	14.30	41,997,589	0.11	0.90	1.95	17.39	18.64
2020	9,689,084	8.45	12.06	42,402,686	1.08	0.90	1.95	27.12	28.48
2019	10,911,873	6.65	9.38	37,485,238	0.92	0.90	1.95	22.21	23.51
Virtus Newfleet Multi-Sector Intermediate Bond Series
2023	12,153,517	4.17	6.04	31,116,377	4.52	0.90	1.95	6.65	7.86
2022	13,775,770	3.91	5.60	33,095,950	3.16	0.90	1.95	(11.34)	(10.40)
2021‡	15,899,593	4.41	6.25	43,588,322	2.80	0.90	1.95	(0.90)	0.16
2020	15,814,065	4.45	5.45	44,719,740	3.26	0.75	1.95	4.46	5.74
2019	17,139,260	4.26	5.16	46,471,448	3.53	0.75	1.95	8.32	9.64
Virtus SGA International Growth Series
2023	33,298,942	4.63	4.15	69,505,236	0.10	0.90	1.85	16.04	16.90
2022	38,761,886	3.99	3.55	69,520,331	-	0.90	1.85	(20.20)	(19.32)
2021	40,789,353	5.00	4.40	91,928,995	-	0.90	1.85	6.32	7.35
2020	44,800,636	4.70	4.10	95,572,378	-	0.90	1.85	21.35	22.53
2019	50,382,923	3.88	3.35	88,363,777	0.83	0.90	1.85	16.35	17.47

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

					Invest-
		Unit	Unit		ment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Virtus Strategic Allocation Series
2023	2,165,650	4.61	6.35	10,532,271	1.12	0.90	1.95	19.74	21.18
2022	2,449,296	3.85	5.24	9,875,730	0.24	0.90	1.95	(31.86)	(31.23)
2021‡	2,694,592	5.65	7.62	15,868,335	0.38	0.90	1.95	5.48	6.60
2020	3,088,398	5.36	7.64	17,181,680	0.67	0.75	1.95	31.35	32.95
2019	3,440,359	4.08	5.74	14,393,822	1.23	0.75	1.95	23.59	25.10
Wanger Acorn
2023	2,770,613	8.08	11.14	26,971,998	-	0.90	1.95	19.35	20.69
2022	2,609,710	6.77	9.23	21,409,246	-	0.90	1.95	(34.78)	(34.07)
2021	2,803,906	10.38	14.00	35,088,271	0.73	0.90	1.95	6.78	7.92
2020	3,186,737	9.72	12.98	36,995,624	-	0.90	1.95	21.81	23.11
2019	3,603,211	7.98	10.54	33,930,831	0.26	0.90	1.95	28.55	29.92
Wanger International
2023	7,071,834	7.80	8.57	27,886,318	0.31	0.90	1.95	14.71	15.97
2022	7,716,386	6.80	7.39	26,346,385	0.91	0.90	1.95	(35.11)	(34.43)
2021	7,570,718	10.48	11.27	41,070,177	0.55	0.90	1.95	16.50	17.74
2020	8,716,626	9.00	9.57	40,332,386	2.03	0.90	1.95	12.14	13.34
2019	9,641,999	8.02	8.45	40,397,515	0.80	0.90	1.95	27.46	28.82
Wanger Select (a)
2023	-	6.73	10.46	-	-	0.90	1.80	8.72	9.19
2022	490,409	6.19	9.58	3,021,805	-	0.90	1.80	(35.99)	(35.44)
2021	541,084	9.67	14.84	5,183,152	-	0.90	1.80	3.93	4.88
2020‡	649,074	9.21	14.15	5,842,330	0.76	0.90	1.85	24.31	25.51
2019	754,302	7.41	11.27	5,468,837	0.07	0.90	1.85	26.91	28.14

(a) Merger. See Note 2.

(‡) For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality

PHL Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contractor Owners of PHL Variable Accumulation Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise PHL Variable Accumulation Account (the Separate Account) as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the related notes including the financial highlights in Note 7 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 17, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix (2)

AB VPS Balanced Hedged Allocation Portfolio
Alger Capital Appreciation Portfolio
AMT Sustainable Equity Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
DWS Equity 500 Index VIP
DWS Small Cap Index VIP
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II
Federated Hermes High Income Bond Fund II
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Opportunities Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Investment Grade Bond Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
FTVIP Franklin DynaTech Fund
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Equity and Income Fund
Invesco V.I. Global Fund
Invesco V.I. Main Street Mid Cap Fund®
Invesco V.I. Main Street Small Cap Fund®
Lazard Retirement US Small Cap Equity Select Portfolio (1)
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Growth and Income Portfolio
Lord Abbett Series Fund Mid Cap Stock Portfolio
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Morningstar Balanced ETF Asset Allocation Portfolio
Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Income and Growth ETF Asset Allocation Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
PIMCO CommodityReal Return® Strategy Portfolio
PIMCO Real Return Portfolio
PIMCO Total Return Portfolio
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Growth VIP Fund
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series

Virtus KAR Enhanced Core Equity Series Virtus KAR
Small-Cap Growth Series Virtus KAR Small-Cap Value
Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series Virtus
Strategic Allocation Series Wanger Acorn
Wanger International
Wanger Select (statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023, merger date, and the year ended December 31, 2022)

(1) See Note 2 to the financial statements for the former name of the subaccount.
(2) Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2023.

PHL Variable Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

PHL Variable Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2023 The Nassau Companies of New York	12-23